Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — 91.4%
Advertising — 0.1%
AdTheorent Holding Co., Inc.*	1,200	$2,028
Advantage Solutions, Inc.*	2,600	4,108
Boston Omaha Corp., Class A*	700	16,569
Clear Channel Outdoor Holdings, Inc.*	12,200	14,640
Entravision Communications Corp., Class A	2,500	15,125
Quotient Technology, Inc.*	2,700	8,856
Stagwell, Inc.*	2,400	17,808
		79,134
Aerospace & Defense — 0.9%
AAR Corp.*	1,169	63,769
Aerojet Rocketdyne Holdings, Inc.*	2,840	159,523
AeroVironment, Inc.*	918	84,144
AerSale Corp.*	1,000	17,220
AEye, Inc.*	6,900	2,172
Archer Aviation, Inc., Class A*	6,000	17,160
Astra Space, Inc.*	4,700	1,998
Astronics Corp.*	795	10,621
Barnes Group, Inc.	1,765	71,094
Ducommun, Inc.*	400	21,884
Joby Aviation, Inc.*	9,500	41,230
Kaman Corp.	948	21,671
Kratos Defense & Security Solutions, Inc.*	4,322	58,261
Momentus, Inc.*	1,800	1,053
Moog, Inc., Class A	991	99,843
National Presto Industries, Inc.	213	15,355
Redwire Corp.*	1,400	4,242
Rocket Lab USA, Inc.*	7,600	30,704
Triumph Group, Inc.*	2,200	25,498
		747,442
Agriculture — 0.3%
22nd Century Group, Inc.*	5,200	3,999
Alico, Inc.	200	4,840
AppHarvest, Inc.*	2,600	1,592
Benson Hill, Inc.*	5,600	6,440
Fresh Del Monte Produce, Inc.	1,016	30,592
Fresh Market, Inc. (Escrow)(1),*	1,700	0
Local Bounti Corp.*	1,500	1,196
Tejon Ranch Co.*	825	15,073
The Andersons, Inc.	1,132	46,774
Turning Point Brands, Inc.	500	10,500
Universal Corp.	855	45,221
Vector Group Ltd.	4,857	58,332
Vital Farms, Inc.*	1,200	18,360
		242,919
Airlines — 0.3%
Allegiant Travel Co.*	575	52,888
Frontier Group Holdings, Inc.*	1,200	11,808
Hawaiian Holdings, Inc.*	1,626	14,894
SkyWest, Inc.*	1,681	37,268
Spirit Airlines, Inc.	3,800	65,246
Sun Country Airlines Holdings, Inc.*	1,100	22,550
	Number of Shares	Value†

Airlines — (continued)
Wheels Up Experience, Inc.*	5,200	$3,291
		207,945
Apparel — 0.8%
Crocs, Inc.*	2,100	265,524
Ermenegildo Zegna N.V.	2,200	30,008
Fossil Group, Inc.*	1,700	5,440
Kontoor Brands, Inc.	2,000	96,780
Oxford Industries, Inc.	508	53,640
PLBY Group, Inc.*	1,000	1,980
Rocky Brands, Inc.	200	4,614
Steven Madden Ltd.	2,673	96,228
Superior Group of Cos., Inc.	400	3,148
Torrid Holdings, Inc.*	400	1,744
Urban Outfitters, Inc.*	2,200	60,984
Weyco Group, Inc.	200	5,060
Wolverine World Wide, Inc.	2,782	47,433
		672,583
Auto Manufacturers — 0.2%
Blue Bird Corp.*	692	14,138
Canoo, Inc.*	14,100	9,202
Cenntro Electric Group Ltd.*	6,000	2,771
Fisker, Inc.*	6,400	39,296
Hyliion Holdings Corp.*	5,500	10,890
Hyzon Motors, Inc.*	2,900	2,364
Lightning eMotors, Inc.*	1,300	372
Lordstown Motors Corp., Class A*	5,600	3,713
Mullen Automotive, Inc.*	51,900	6,814
Nikola Corp.*	12,500	15,125
Proterra, Inc.*	7,200	10,944
REV Group, Inc.	1,000	11,990
TuSimple Holdings, Inc., Class A*	4,600	6,762
Wabash National Corp.	1,600	39,344
Workhorse Group, Inc.*	5,500	7,315
Xos, Inc.*	1,800	945
		181,985
Auto Parts & Equipment — 1.4%
Adient PLC*	3,300	135,168
Aeva Technologies, Inc.*	3,400	4,046
American Axle & Manufacturing Holdings, Inc.*	4,016	31,365
Cepton, Inc.*	1,600	743
Dana, Inc.	4,596	69,170
Dorman Products, Inc.*	906	78,151
Douglas Dynamics, Inc.	800	25,512
Fox Factory Holding Corp.*	1,513	183,633
Gentherm, Inc.*	1,168	70,570
Holley, Inc.*	1,700	4,658
indie Semiconductor, Inc., Class A*	3,800	40,090
Luminar Technologies, Inc.*	9,100	59,059
Methode Electronics, Inc.	1,260	55,289
Microvast Holdings, Inc.*	5,600	6,944
Miller Industries, Inc.	343	12,125
Motorcar Parts of America, Inc.*	500	3,720

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Auto Parts & Equipment — (continued)
Solid Power, Inc.*	4,500	$13,545
Standard Motor Products, Inc.	700	25,837
The Goodyear Tire & Rubber Co.*	9,695	106,839
The Shyft Group, Inc.	1,200	27,300
Titan International, Inc.*	1,800	18,864
Visteon Corp.*	1,000	156,830
XPEL, Inc.*	800	54,360
		1,183,818
Banks — 7.7%
1st Source Corp.	588	25,372
ACNB Corp.	300	9,765
Alerus Financial Corp.	600	9,630
Amalgamated Financial Corp.	600	10,614
American National Bankshares, Inc.	400	12,680
Ameris Bancorp	2,312	84,573
ANZ Group Holdings Ltd.	0	0
Arrow Financial Corp.	462	11,509
Associated Banc-Corp.	5,200	93,496
Atlantic Union Bankshares Corp.	2,607	91,375
BancFirst Corp.	720	59,832
Banco Latinoamericano de Comercio Exterior S.A., Class E	1,110	19,292
Bank First Corp.	300	22,074
Bank of Marin Bancorp	480	10,507
BankUnited, Inc.	2,700	60,966
Bankwell Financial Group, Inc.	200	4,972
Banner Corp.	1,200	65,244
Bar Harbor Bankshares	597	15,791
BayCom Corp.	400	6,832
BCB Bancorp, Inc.	500	6,565
Blue Foundry Bancorp*	900	8,568
Blue Ridge Bankshares, Inc.	700	7,140
Bridgewater Bancshares Inc.*	700	7,588
Business First Bancshares, Inc.	1,000	17,130
Byline Bancorp, Inc.	900	19,458
Cadence Bank	6,283	130,435
Cambridge Bancorp	300	19,443
Camden National Corp.	539	19,506
Capital Bancorp, Inc.	500	8,320
Capital City Bank Group, Inc.	469	13,746
Capstar Financial Holdings, Inc.	600	9,090
Carter Bankshares, Inc.*	800	11,200
Cathay General Bancorp	2,350	81,122
Central Pacific Financial Corp.	900	16,110
Citizens & Northern Corp.	556	11,887
City Holding Co.	543	49,348
Civista Bancshares, Inc.	600	10,128
CNB Financial Corp.	774	14,861
Coastal Financial Corp.*	400	14,404
Colony Bankcorp, Inc.	500	5,100
Community Bank System, Inc.	1,837	96,424
Community Trust Bancorp, Inc.	583	22,125
ConnectOne Bancorp, Inc.	1,360	24,045
CrossFirst Bankshares, Inc.*	1,500	15,720
	Number of Shares	Value†

Banks — (continued)
Customers Bancorp, Inc.*	1,080	$20,002
CVB Financial Corp.	4,592	76,595
Dime Community Bancshares, Inc.	1,109	25,197
Eagle Bancorp, Inc.	1,073	35,913
Eastern Bankshares, Inc.	5,600	70,672
Enterprise Bancorp, Inc.	313	9,847
Enterprise Financial Services Corp.	1,280	57,075
Equity Bancshares, Inc., Class A	500	12,185
Esquire Financial Holdings, Inc.	200	7,820
Farmers & Merchants Bancorp, Inc.	400	9,728
Farmers National Banc Corp.	1,100	13,904
FB Financial Corp.	1,286	39,969
Financial Institutions, Inc.	440	8,483
First Bancorp	1,224	43,477
First Bancorp	6,400	73,088
First Bank	400	4,040
First Busey Corp.	1,713	34,843
First Business Financial Services, Inc.	300	9,153
First Commonwealth Financial Corp.	3,221	40,037
First Community Bankshares, Inc.	626	15,681
First Financial Bancorp	3,282	71,449
First Financial Bankshares, Inc.	4,704	150,058
First Financial Corp.	380	14,242
First Foundation, Inc.	1,800	13,410
First Guaranty Bancshares, Inc.	200	3,134
First Internet Bancorp	300	4,995
First Interstate BancSystem, Inc., Class A	3,187	95,164
First Merchants Corp.	2,030	66,889
First Mid Bancshares, Inc.	700	19,054
Five Star Bancorp	500	10,670
Fulton Financial Corp.	5,803	80,198
FVCBankcorp, Inc.*	500	5,325
German American Bancorp, Inc.	1,038	34,638
Glacier Bancorp, Inc.	3,899	163,797
Great Southern Bancorp, Inc.	371	18,802
Guaranty Bancshares, Inc.	330	9,197
Hancock Whitney Corp.	2,978	108,399
Hanmi Financial Corp.	1,113	20,668
HarborOne Bancorp, Inc.	1,577	19,239
HBT Financial, Inc.	400	7,888
Heartland Financial USA, Inc.	1,417	54,356
Heritage Commerce Corp.	1,900	15,827
Heritage Financial Corp.	1,230	26,322
Hilltop Holdings, Inc.	1,742	51,685
Home BancShares, Inc.	6,635	144,046
HomeStreet, Inc.	600	10,794
Hope Bancorp, Inc.	4,067	39,938
Horizon Bancorp, Inc.	1,350	14,931
Independent Bank Corp.	1,660	108,929
Independent Bank Corp.	800	14,216
Independent Bank Group, Inc.	1,250	57,938
International Bancshares Corp.	1,925	82,429
John Marshall Bancorp, Inc.	400	8,640
Kearny Financial Corp.	2,245	18,229

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Lakeland Bancorp, Inc.	2,111	$33,016
Lakeland Financial Corp.	891	55,812
Live Oak Bancshares, Inc.	1,200	29,244
Luther Burbank Corp.	400	3,792
Macatawa Bank Corp.	800	8,176
Mercantile Bank Corp.	500	15,290
Merchants Bancorp	600	15,624
Metrocity Bankshares, Inc.	600	10,254
Metropolitan Bank Holding Corp.*	400	13,556
Mid Penn Bancorp, Inc.	600	15,366
Midland States Bancorp, Inc.	700	14,994
MidWestOne Financial Group, Inc.	600	14,652
MVB Financial Corp.	400	8,256
National Bank Holdings Corp., Class A	1,000	33,460
NBT Bancorp, Inc.	1,469	49,520
Nicolet Bankshares, Inc.*	400	25,220
Northeast Bank	200	6,732
OFG Bancorp	1,610	40,153
Old National Bancorp	10,557	152,232
Old Second Bancorp, Inc.	1,400	19,684
Origin Bancorp, Inc.	800	25,720
Orrstown Financial Services, Inc.	400	7,944
Park National Corp.	486	57,625
Parke Bancorp, Inc.	300	5,334
Pathward Financial, Inc.	1,000	41,490
PCB Bancorp	400	5,796
Peapack-Gladstone Financial Corp.	636	18,838
Peoples Bancorp, Inc.	991	25,518
Peoples Financial Services Corp.	300	13,005
Pioneer Bancorp, Inc.*	500	4,930
Preferred Bank	500	27,405
Premier Financial Corp.	1,331	27,592
Primis Financial Corp.	1,000	9,630
Provident Bancorp, Inc.	404	2,763
QCR Holdings, Inc.	600	26,346
RBB Bancorp	400	6,200
Red River Bancshares, Inc.	200	9,622
Renasant Corp.	2,035	62,230
Republic Bancorp, Inc., Class A	287	12,177
Republic First Bancorp, Inc.*	1,700	2,312
S&T Bancorp, Inc.	1,381	43,433
Sandy Spring Bancorp, Inc.	1,650	42,867
Seacoast Banking Corp of Florida	2,496	59,155
ServisFirst Bancshares, Inc.	1,800	98,334
Shore Bancshares, Inc.	600	8,568
Sierra Bancorp	412	7,095
Simmons First National Corp., Class A	4,196	73,388
SmartFinancial, Inc.	600	13,884
South Plains Financial, Inc.	400	8,564
Southern First Bancshares, Inc.*	300	9,210
Southside Bancshares, Inc.	1,071	35,557
SouthState Corp.	2,627	187,200
Stellar Bancorp, Inc.	1,692	41,640
Sterling Bancorp, Inc.*	600	3,396
Stock Yards Bancorp, Inc.	967	53,320
	Number of Shares	Value†

Banks — (continued)
Summit Financial Group, Inc.	402	$8,342
Texas Capital Bancshares, Inc.*	1,700	83,232
The Bancorp, Inc.*	2,012	56,034
The Bank of NT Butterfield & Son Ltd.	1,800	48,600
The First Bancorp, Inc.	434	11,236
The First Bancshares, Inc.	900	23,247
The First of Long Island Corp.	689	9,302
Third Coast Bancshares, Inc.*	500	7,855
Tompkins Financial Corp.	458	30,324
Towne Bank	2,477	66,012
TriCo Bancshares	1,098	45,666
Triumph Financial, Inc.*	800	46,448
TrustCo Bank Corp.	650	20,761
Trustmark Corp.	2,230	55,081
UMB Financial Corp.	1,581	91,255
United Bankshares, Inc.	4,560	160,512
United Community Banks, Inc.	3,671	103,229
Unity Bancorp, Inc.	200	4,562
Univest Financial Corp.	987	23,431
USCB Financial Holdings, Inc.*	400	3,956
Valley National Bancorp	15,383	142,139
Veritex Holdings, Inc.	1,853	33,836
Walker & Dunlop, Inc.	1,106	84,244
Washington Trust Bancorp, Inc.	570	19,756
WesBanco, Inc.	2,030	62,321
West BanCorp, Inc.	478	8,733
Westamerica BanCorp	873	38,674
		6,359,101
Beverages — 0.6%
BRC, Inc., Class A*	800	4,112
Celsius Holdings, Inc.*	2,000	185,880
Coca-Cola Consolidated, Inc.	165	88,288
MGP Ingredients, Inc.	500	48,360
National Beverage Corp.*	784	41,333
Primo Water Corp.	5,600	85,960
The Duckhorn Portfolio, Inc.*	1,600	25,440
The Vita Coco Co., Inc.*	1,200	23,544
Vintage Wine Estates, Inc.*	1,100	1,177
		504,094
Biotechnology — 6.3%
2seventy bio, Inc.*	1,433	14,617
4D Molecular Therapeutics, Inc.*	1,000	17,190
Aadi Bioscience, Inc.*	500	3,620
Absci Corp.*	1,600	2,800
ACADIA Pharmaceuticals, Inc.*	4,200	79,044
Acrivon Therapeutics, Inc.*	400	5,076
Adicet Bio, Inc.*	900	5,184
ADMA Biologics, Inc.*	7,400	24,494
Aerovate Therapeutics, Inc.*	300	6,051
Affimed N.V.*	5,600	4,175
Agenus, Inc.*	10,100	15,352
Akero Therapeutics, Inc.*	1,200	45,912
Allogene Therapeutics, Inc.*	2,800	13,832
Allovir, Inc.*	1,000	3,940

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
Alpha Teknova, Inc.*	200	$592
Alpine Immune Sciences, Inc.*	600	4,632
ALX Oncology Holdings, Inc.*	600	2,712
Amicus Therapeutics, Inc.*	9,600	106,464
AN2 Therapeutics, Inc.*	200	1,974
AnaptysBio, Inc.*	800	17,408
Anavex Life Sciences Corp.*	2,500	21,425
ANI Pharmaceuticals, Inc.*	500	19,860
Apellis Pharmaceuticals, Inc.*	3,300	217,668
Arbutus Biopharma Corp.*	4,800	14,544
Arcellx, Inc.*	1,000	30,810
Arcturus Therapeutics Holdings, Inc.*	700	16,779
Arcus Biosciences, Inc.*	1,800	32,832
Arcutis Biotherapeutics, Inc.*	1,300	14,300
Arrowhead Pharmaceuticals, Inc.*	3,600	91,440
Atara Biotherapeutics, Inc.*	2,928	8,491
Atea Pharmaceuticals, Inc.*	2,800	9,380
Athira Pharma, Inc.*	1,200	3,000
Aura Biosciences, Inc.*	800	7,424
Aurinia Pharmaceuticals, Inc.*	5,000	54,800
Avid Bioservices, Inc.*	2,100	39,396
Avidity Biosciences, Inc.*	2,300	35,305
Axsome Therapeutics, Inc.*	1,100	67,848
Beam Therapeutics, Inc.*	2,200	67,364
BioCryst Pharmaceuticals, Inc.*	6,500	54,210
Biohaven Ltd.*	2,261	30,885
Bluebird Bio, Inc.*	4,200	13,356
Blueprint Medicines Corp.*	2,100	94,479
Bridgebio Pharma, Inc.*	3,955	65,574
C4 Therapeutics, Inc.*	1,300	4,082
Cara Therapeutics, Inc.*	1,500	7,365
Caribou Biosciences, Inc.*	2,000	10,620
Cassava Sciences, Inc.*	1,400	33,768
Celldex Therapeutics, Inc.*	1,600	57,568
Celularity, Inc.*	2,300	1,425
Century Therapeutics, Inc.*	800	2,776
Cerevel Therapeutics Holdings, Inc.*	2,000	48,780
Chinook Therapeutics, Inc.*	1,760	40,744
Cogent Biosciences, Inc.*	2,200	23,738
Crinetics Pharmaceuticals, Inc.*	2,000	32,120
CTI BioPharma Corp.*	4,000	16,800
Cullinan Oncology, Inc.*	1,100	11,253
Cytek Biosciences, Inc.*	4,000	36,760
Cytokinetics, Inc.*	2,900	102,051
Day One Biopharmaceuticals, Inc.*	900	12,033
Deciphera Pharmaceuticals, Inc.*	1,700	26,265
Denali Therapeutics, Inc.*	3,800	87,552
Design Therapeutics, Inc.*	1,300	7,501
DICE Therapeutics, Inc.*	1,300	37,245
Dynavax Technologies Corp.*	4,420	43,360
Dyne Therapeutics, Inc.*	1,000	11,520
Edgewise Therapeutics, Inc.*	1,300	8,671
Editas Medicine, Inc.*	2,500	18,125
Eiger BioPharmaceuticals, Inc.*	1,700	1,525
Emergent BioSolutions, Inc.*	1,758	18,213
	Number of Shares	Value†

Biotechnology — (continued)
EQRx, Inc.*	6,900	$13,386
Erasca, Inc.*	2,400	7,224
Esperion Therapeutics, Inc.*	2,300	3,657
Evolus, Inc.*	1,200	10,152
EyePoint Pharmaceuticals, Inc.*	900	2,646
Fate Therapeutics, Inc.*	2,900	16,530
FibroGen, Inc.*	3,200	59,712
Generation Bio Co.*	1,300	5,590
Geron Corp.*	13,340	28,948
Gossamer Bio, Inc.*	2,200	2,772
GreenLight Biosciences Holdings PBC*	2,500	1,081
Halozyme Therapeutics, Inc.*	4,689	179,073
HilleVax, Inc.*	800	13,224
Humacyte, Inc.*	2,700	8,343
Icosavax, Inc.*	900	5,220
Ideaya Biosciences, Inc.*	1,600	21,968
IGM Biosciences, Inc.*	300	4,122
ImmunityBio, Inc.*	3,200	5,824
ImmunoGen, Inc.*	7,563	29,042
Immunovant, Inc.*	1,600	24,816
Inhibrx, Inc.*	1,200	22,644
Innoviva, Inc.*	2,100	23,625
Inovio Pharmaceuticals, Inc.*	9,800	8,036
Insmed, Inc.*	4,800	81,840
Instil Bio, Inc.*	2,600	1,718
Intellia Therapeutics, Inc.*	2,991	111,475
Intercept Pharmaceuticals, Inc.*	1,015	13,631
Intra-Cellular Therapies, Inc.*	3,200	173,280
Invivyd, Inc.*	2,300	2,760
Iovance Biotherapeutics, Inc.*	5,300	32,383
iTeos Therapeutics, Inc.*	700	9,527
IVERIC bio, Inc.*	4,884	118,828
Janux Therapeutics, Inc.*	700	8,470
Karuna Therapeutics, Inc.*	1,141	207,251
Karyopharm Therapeutics, Inc.*	2,500	9,725
Keros Therapeutics, Inc.*	700	29,890
Kezar Life Sciences, Inc.*	1,800	5,634
Kiniksa Pharmaceuticals Ltd., Class A*	1,000	10,760
Kinnate Biopharma, Inc.*	1,100	6,875
Kodiak Sciences, Inc.*	1,100	6,820
Kronos Bio, Inc.*	1,300	1,898
Krystal Biotech, Inc.*	800	64,048
Kymera Therapeutics, Inc.*	1,400	41,482
Lexicon Pharmaceuticals, Inc.*	2,560	6,221
Ligand Pharmaceuticals, Inc.*	506	37,221
Liquidia Corp.*	1,600	11,056
MacroGenics, Inc.*	1,900	13,623
MeiraGTx Holdings PLC*	1,100	5,687
Mersana Therapeutics, Inc.*	3,400	13,974
Mineralys Therapeutics, Inc.*	400	6,264
Monte Rosa Therapeutics, Inc.*	1,100	8,569
Myriad Genetics, Inc.*	2,700	62,721
Nektar Therapeutics*	5,900	4,147
NeoGenomics, Inc.*	4,400	76,604
NGM Biopharmaceuticals, Inc.*	1,200	4,896

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
Nkarta, Inc.*	1,200	$4,260
Nurix Therapeutics, Inc.*	1,600	14,208
Nuvalent, Inc., Class A*	800	20,872
Nuvation Bio, Inc.*	3,800	6,308
Organogenesis Holdings, Inc.*	2,500	5,325
Pardes Biosciences, Inc.*	900	1,188
PepGen, Inc.*	600	7,338
Phathom Pharmaceuticals, Inc.*	700	4,998
PhenomeX, Inc.*	1,600	1,856
Point Biopharma Global, Inc.*	3,200	23,264
Praxis Precision Medicines, Inc.*	1,200	971
Precigen, Inc.*	3,300	3,498
Prime Medicine, Inc.*	500	6,150
Prothena Corp. PLC*	1,300	63,011
Provention Bio, Inc.*	2,200	53,020
PTC Therapeutics, Inc.*	2,500	121,100
Rallybio Corp.*	400	2,284
RAPT Therapeutics, Inc.*	1,000	18,350
Recursion Pharmaceuticals, Inc., Class A*	4,700	31,349
REGENXBIO, Inc.*	1,400	26,474
Relay Therapeutics, Inc.*	3,000	49,410
Replimune Group, Inc.*	1,600	28,256
REVOLUTION Medicines, Inc.*	3,100	67,146
Rigel Pharmaceuticals, Inc.*	6,290	8,303
Rocket Pharmaceuticals, Inc.*	1,900	32,547
Sage Therapeutics, Inc.*	1,800	75,528
Sana Biotechnology, Inc.*	2,800	9,156
Sangamo Therapeutics, Inc.*	4,103	7,221
Scilex Holding Co.*	1,932	15,841
Seer, Inc.*	2,000	7,720
Singular Genomics Systems, Inc.*	1,800	2,178
SpringWorks Therapeutics, Inc.*	1,200	30,888
Stoke Therapeutics, Inc.*	700	5,831
Sutro Biopharma, Inc.*	2,134	9,859
Syndax Pharmaceuticals, Inc.*	2,100	44,352
Talaris Therapeutics, Inc.*	800	1,504
Tango Therapeutics, Inc.*	1,500	5,925
Tarsus Pharmaceuticals, Inc.*	700	8,799
Tenaya Therapeutics, Inc.*	1,100	3,135
TG Therapeutics, Inc.*	4,900	73,696
Theravance Biopharma, Inc.*	2,200	23,870
Theseus Pharmaceuticals, Inc.*	500	4,440
TransMedics Group, Inc.*	1,100	83,303
Travere Therapeutics, Inc.*	2,300	51,727
Twist Bioscience Corp.*	1,888	28,471
Tyra Biosciences, Inc.*	500	8,035
Vaxart, Inc.*	4,000	3,027
VBI Vaccines, Inc.*	6,200	1,879
Ventyx Biosciences, Inc.*	900	30,150
Vera Therapeutics, Inc.*	1,100	8,536
Veracyte, Inc.*	2,500	55,750
Vericel Corp.*	1,700	49,844
Veru, Inc.*	2,200	2,552
Verve Therapeutics, Inc.*	1,600	23,072
	Number of Shares	Value†

Biotechnology — (continued)
Vir Biotechnology, Inc.*	2,600	$60,502
Viridian Therapeutics, Inc.*	1,400	35,616
VistaGen Therapeutics, Inc.*	6,800	848
Xencor, Inc.*	2,100	58,569
Zentalis Pharmaceuticals, Inc.*	1,700	29,240
		5,237,562
Building Materials — 1.4%
AAON, Inc.	1,585	153,254
American Woodmark Corp.*	569	29,628
Apogee Enterprises, Inc.	743	32,135
Boise Cascade Co.	1,400	88,550
Caesarstone Ltd.	600	2,478
Gibraltar Industries, Inc.*	1,101	53,398
Griffon Corp.	1,656	53,008
JELD-WEN Holding, Inc.*	3,100	39,246
Masonite International Corp.*	800	72,616
Modine Manufacturing Co.*	1,877	43,265
PGT Innovations, Inc.*	2,000	50,220
Simpson Manufacturing Co., Inc.	1,503	164,789
SmartRent, Inc.*	3,900	9,945
SPX Technologies, Inc.*	1,500	105,870
Summit Materials, Inc., Class A*	4,174	118,917
UFP Industries, Inc.	2,149	170,781
View, Inc.*	5,100	2,550
		1,190,650
Chemicals — 2.2%
AdvanSix, Inc.	900	34,443
American Vanguard Corp.	1,078	23,587
Amyris, Inc.*	7,200	9,792
Avient Corp.	3,155	129,860
AZZ, Inc.	876	36,126
Balchem Corp.	1,117	141,278
Cabot Corp.	2,000	153,280
Codexis, Inc.*	2,000	8,280
Danimer Scientific, Inc.*	3,200	11,040
Diversey Holdings Ltd.*	2,600	21,034
Ecovyst, Inc.*	3,000	33,150
H.B. Fuller Co.	1,880	128,686
Hawkins, Inc.	698	30,559
Ingevity Corp.*	1,300	92,976
Innospec, Inc.	900	92,403
Intrepid Potash, Inc.*	370	10,212
Koppers Holdings, Inc.	820	28,675
Kronos Worldwide, Inc.	900	8,289
Lightwave Logic, Inc.*	3,700	19,351
Livent Corp.*	5,600	121,632
Mativ Holdings, Inc.	1,955	41,974
Minerals Technologies, Inc.	1,128	68,154
Origin Materials, Inc.*	3,500	14,945
Orion Engineered Carbons S.A.	2,100	54,789
Perimeter Solutions S.A.*	4,000	32,320
Quaker Chemical Corp.	472	93,432
Rayonier Advanced Materials, Inc.*	1,900	11,913
Rogers Corp.*	673	109,988

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
Sensient Technologies Corp.	1,458	$111,625
Stepan Co.	735	75,727
Trinseo PLC	1,200	25,020
Tronox Holdings PLC	4,000	57,520
Unifi, Inc.*	460	3,758
Valhi, Inc.	100	1,741
		1,837,559
Coal — 0.5%
Alpha Metallurgical Resources, Inc.	548	85,488
Arch Resources, Inc.	540	70,989
CONSOL Energy, Inc.	1,200	69,924
NACCO Industries, Inc., Class A	100	3,607
Peabody Energy Corp.*	4,200	107,520
Ramaco Resources, Inc.	700	6,167
SunCoke Energy, Inc.	3,141	28,206
Warrior Met Coal, Inc.	1,900	69,749
		441,650
Commercial Services — 5.3%
2U, Inc.*	2,900	19,865
ABM Industries, Inc.	2,339	105,115
Adtalem Global Education, Inc.*	1,600	61,792
AirSculpt Technologies, Inc.	300	1,512
Alarm.com Holdings, Inc.*	1,700	85,476
Alight, Inc., Class A*	13,500	124,335
Alta Equipment Group, Inc.	700	11,095
American Public Education, Inc.*	655	3,550
AMN Healthcare Services, Inc.*	1,509	125,187
API Group Corp.*	7,300	164,104
Arlo Technologies, Inc.*	3,033	18,380
ASGN, Inc.*	1,763	145,747
Bakkt Holdings, Inc.*	1,900	3,268
Barrett Business Services, Inc.	242	21,451
Bird Global, Inc., Class A*	5,600	1,567
BrightView Holdings, Inc.*	1,415	7,952
Carriage Services, Inc.	500	15,260
Cass Information Systems, Inc.	498	21,568
CBIZ, Inc.*	1,640	81,164
Chegg, Inc.*	4,300	70,090
Cimpress PLC*	619	27,124
Cipher Mining, Inc.*	2,100	4,893
CoreCivic, Inc.*	4,200	38,640
CorVel Corp.*	299	56,894
Coursera, Inc.*	4,100	47,232
CRA International, Inc.	274	29,543
Cross Country Healthcare, Inc.*	1,284	28,659
Custom Truck One Source, Inc.*	2,100	14,259
Deluxe Corp.	1,507	24,112
Distribution Solutions Group, Inc.*	200	9,092
Ennis, Inc.	858	18,095
European Wax Center, Inc., Class A	800	15,200
EVERTEC, Inc.	2,239	75,566
First Advantage Corp.*	2,100	29,316
Flywire Corp.*	2,100	61,656
Forrester Research, Inc.*	375	12,131
	Number of Shares	Value†

Commercial Services — (continued)
Franklin Covey Co.*	397	$15,273
Graham Holdings Co., Class B	130	77,459
Green Dot Corp., Class A*	1,727	29,670
Healthcare Services Group, Inc.	2,580	35,785
HealthEquity, Inc.*	2,900	170,259
Heidrick & Struggles International, Inc.	769	23,347
Herc Holdings, Inc.	896	102,054
Huron Consulting Group, Inc.*	728	58,509
I3 Verticals, Inc., Class A*	800	19,624
ICF International, Inc.	648	71,086
Information Services Group, Inc.	1,200	6,108
Insperity, Inc.	1,273	154,733
John Wiley & Sons, Inc., Class A	1,500	58,155
Kelly Services, Inc., Class A	1,314	21,799
Kforce, Inc.	686	43,383
Korn Ferry	1,890	97,789
Laureate Education, Inc., Class A	4,600	54,096
Legalzoom.com, Inc.*	3,200	30,016
Lifecore Biomedical, Inc.*	718	2,710
LiveRamp Holdings, Inc.*	2,367	51,908
Marathon Digital Holdings, Inc.*	4,400	38,368
Matthews International Corp., Class A	1,105	39,846
Medifast, Inc.	376	38,980
MoneyGram International, Inc.*	3,500	36,470
Moneylion, Inc.*	4,700	2,669
Monro, Inc.	1,137	56,202
Multiplan Corp.*	12,800	13,568
National Research Corp.	487	21,189
Payoneer Global, Inc.*	8,100	50,868
Paysafe Ltd.*	917	15,837
Perdoceo Education Corp.*	2,300	30,889
PFSweb, Inc.	500	2,120
Priority Technology Holdings, Inc.*	600	2,154
PROG Holdings, Inc.*	1,667	39,658
Progyny, Inc.*	2,600	83,512
Quad/Graphics, Inc.*	1,100	4,719
R1 RCM, Inc.*	5,500	82,500
Remitly Global, Inc.*	3,400	57,630
Rent the Runway, Inc., Class A*	2,000	5,700
Repay Holdings Corp.*	3,100	20,367
Resources Connection, Inc.	1,222	20,847
Riot Platforms, Inc.*	5,900	58,941
Sabre Corp.*	11,400	48,906
ShotSpotter, Inc.*	300	11,796
SP Plus Corp.*	793	27,192
Spire Global, Inc.*	4,100	2,739
Sterling Check Corp.*	900	10,035
StoneCo Ltd., Class A*	9,600	91,584
Strategic Education, Inc.	818	73,481
Stride, Inc.*	1,452	56,991
Target Hospitality Corp.*	1,100	14,454
Textainer Group Holdings Ltd.	1,512	48,550
The Aaron's Co., Inc.	1,100	10,626
The Brink's Co.	1,610	107,548
The Hackett Group, Inc.	1,016	18,776

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
The Honest Co., Inc.*	2,800	$5,040
Transcat, Inc.*	300	26,817
TriNet Group, Inc.*	1,300	104,793
Triton International Ltd.	2,093	132,319
TrueBlue, Inc.*	1,076	19,153
Udemy, Inc.*	2,400	21,192
Universal Technical Institute, Inc.*	1,100	8,118
Upbound Group, Inc.	1,753	42,966
V2X, Inc.*	400	15,888
Viad Corp.*	671	13,984
Willdan Group, Inc.*	300	4,686
WW International, Inc.*	1,700	7,004
ZipRecruiter, Inc., Class A*	2,600	41,444
		4,393,769
Computers — 2.0%
3D Systems Corp.*	4,700	50,384
Cantaloupe, Inc.*	2,000	11,400
Cerberus Cyber Sentinel Corp.*	1,500	507
Conduent, Inc.*	5,800	19,894
Corsair Gaming, Inc.*	1,400	25,690
Desktop Metal, Inc., Class A*	9,584	22,043
Diebold Nixdorf, Inc.*	2,500	3,000
ExlService Holdings, Inc.*	1,131	183,030
Grid Dynamics Holdings, Inc.*	1,700	19,482
Insight Enterprises, Inc.*	1,143	163,403
Integral Ad Science Holding Corp.*	1,200	17,124
IronNet, Inc.*	2,100	738
Markforged Holding Corp.*	3,600	3,452
Maximus, Inc.	2,147	168,969
Mitek Systems, Inc.*	1,500	14,385
NetScout Systems, Inc.*	2,365	67,757
NextNav, Inc.*	1,600	3,248
OneSpan, Inc.*	1,528	26,740
PAR Technology Corp.*	900	30,564
Parsons Corp.*	1,200	53,688
Qualys, Inc.*	1,369	177,997
Rapid7, Inc.*	2,100	96,411
Rigetti Computing, Inc.*	1,000	724
Rimini Street, Inc.*	1,800	7,416
SecureWorks Corp., Class A*	500	4,285
Super Micro Computer, Inc.*	1,700	181,135
Telos Corp.*	2,100	5,313
Tenable Holdings, Inc.*	3,900	185,289
TTEC Holdings, Inc.	607	22,599
Unisys Corp.*	2,324	9,017
Varonis Systems, Inc.*	3,689	95,951
Velo3D, Inc.*	1,800	4,086
Vuzix Corp.*	2,000	8,280
		1,684,001
Cosmetics & Personal Care — 0.4%
Edgewell Personal Care Co.	1,800	76,356
elf Beauty, Inc.*	1,700	139,995
Inter Parfums, Inc.	624	88,758
	Number of Shares	Value†

Cosmetics & Personal Care — (continued)
The Beauty Health Co.*	2,900	$36,627
		341,736
Distribution & Wholesale — 0.5%
A-Mark Precious Metals, Inc.	600	20,790
G-III Apparel Group Ltd.*	1,508	23,449
Global Industrial Co.	562	15,084
H&E Equipment Services, Inc.	1,159	51,263
Hudson Technologies, Inc.*	1,400	12,222
KAR Auction Services, Inc.*	4,100	56,088
MRC Global, Inc.*	2,900	28,188
Resideo Technologies, Inc.*	5,000	91,400
ScanSource, Inc.*	881	26,818
ThredUp, Inc., Class A*	1,900	4,807
Titan Machinery, Inc.*	723	22,015
Veritiv Corp.	500	67,570
VSE Corp.	408	18,319
		438,013
Diversified Financial Services — 2.6%
Amerant Bancorp, Inc.	900	19,584
Applied Digital Corp.*	3,300	7,392
Artisan Partners Asset Management, Inc., Class A	2,100	67,158
AssetMark Financial Holdings, Inc.*	800	25,160
Associated Capital Group, Inc., Class A	100	3,695
Atlanticus Holdings Corp.*	200	5,426
Avantax, Inc.*	1,596	42,007
B Riley Financial, Inc.	700	19,873
BGC Partners, Inc., Class A	11,600	60,668
Bread Financial Holdings, Inc.	1,700	51,544
Brightsphere Investment Group, Inc.	1,126	26,551
Brookfield Business Corp., Class A	800	15,856
Calamos Asset Management, Inc., Class A(1),*	469	0
Cohen & Steers, Inc.	917	58,651
Columbia Financial, Inc.*	1,100	20,108
Consumer Portfolio Services, Inc.*	500	5,345
Cryptyde, Inc.*	600	50
Curo Group Holdings Corp.	900	1,557
Diamond Hill Investment Group, Inc.	107	17,610
Enact Holdings, Inc.	1,000	22,860
Encore Capital Group, Inc.*	797	40,209
Enova International, Inc.*	1,113	49,451
EZCORP, Inc., Class A*	1,766	15,188
Federal Agricultural Mortgage Corp., Class C	300	39,957
Federated Hermes, Inc.	3,000	120,420
Finance Of America Cos., Inc., Class A*	1,300	1,612
First Western Financial, Inc.*	300	5,940
Focus Financial Partners, Inc., Class A*	2,000	103,740
GCM Grosvenor, Inc., Class A	1,200	9,372
Hamilton Lane, Inc., Class A	1,300	96,174
Houlihan Lokey, Inc.	1,748	152,932
International Money Express, Inc.*	1,200	30,936
LendingClub Corp.*	3,560	25,668

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Diversified Financial Services — (continued)
LendingTree, Inc.*	377	$10,051
Moelis & Co., Class A	2,200	84,568
Mr. Cooper Group, Inc.*	2,492	102,097
Navient Corp.	3,900	62,361
Nelnet, Inc., Class A	499	45,853
NerdWallet, Inc., Class A*	800	12,944
Oportun Financial Corp.*	700	2,702
Oppenheimer Holdings, Inc., Class A	338	13,233
PennyMac Financial Services, Inc.	1,000	59,610
Perella Weinberg Partners	1,500	13,650
Piper Sandler Cos.	587	81,364
PJT Partners, Inc., Class A	800	57,752
PRA Group, Inc.*	1,348	52,518
Radian Group, Inc.	5,503	121,616
Regional Management Corp.	300	7,827
Sculptor Capital Management, Inc.	1,200	10,332
Silvercrest Asset Management Group, Inc., Class A	300	5,454
StepStone Group, Inc., Class A	2,000	48,540
StoneX Group, Inc.*	593	61,393
Sunlight Financial Holdings, Inc.*	1,400	437
SWK Holdings Corp.*	300	5,358
Velocity Financial, Inc.*	400	3,612
Victory Capital Holdings, Inc., Class A	600	17,562
Virtus Investment Partners, Inc.	236	44,932
WisdomTree, Inc.	4,900	28,714
World Acceptance Corp.*	150	12,493
		2,129,667
Electric — 1.7%
ALLETE, Inc.	2,051	132,023
Altus Power, Inc.*	3,200	17,536
Ameresco, Inc., Class A*	1,100	54,142
Avista Corp.	2,639	112,026
Black Hills Corp.	2,348	148,159
Clearway Energy, Inc., Class A	1,200	36,036
Clearway Energy, Inc., Class C	2,800	87,724
FTC Solar, Inc.*	1,600	3,600
MGE Energy, Inc.	1,242	96,466
NorthWestern Corp.	2,080	120,349
Ormat Technologies, Inc.	1,800	152,586
Otter Tail Corp.	1,492	107,827
PNM Resources, Inc.	3,010	146,527
Portland General Electric Co.	3,156	154,297
Unitil Corp.	563	32,113
Via Renewables, Inc.	80	1,470
		1,402,881
Electrical Components & Equipment — 0.9%
Belden, Inc.	1,555	134,927
Blink Charging Co.*	1,800	15,570
Encore Wire Corp.	671	124,357
Energizer Holdings, Inc.	2,400	83,280
EnerSys	1,423	123,630
ESS Tech, Inc.*	2,600	3,614
Insteel Industries, Inc.	691	19,224
	Number of Shares	Value†

Electrical Components & Equipment — (continued)
nLight, Inc.*	1,700	$17,306
Novanta, Inc.*	1,243	197,749
Powell Industries, Inc.	329	14,012
		733,669
Electronics — 1.9%
Advanced Energy Industries, Inc.	1,293	126,714
Akoustis Technologies, Inc.*	2,000	6,160
Allied Motion Technologies, Inc.	500	19,325
Atkore, Inc.*	1,400	196,672
Badger Meter, Inc.	1,018	124,013
Benchmark Electronics, Inc.	1,313	31,105
Berkshire Grey, Inc.*	1,600	2,208
Brady Corp., Class A	1,557	83,658
Charge Enterprises, Inc.*	3,500	3,850
Comtech Telecommunications Corp.	952	11,881
CTS Corp.	1,063	52,576
Enovix Corp.*	3,600	53,676
Evolv Technologies Holdings, Inc.*	2,700	8,424
FARO Technologies, Inc.*	620	15,258
GoPro, Inc., Class A*	4,300	21,629
Identiv, Inc.*	800	4,912
Itron, Inc.*	1,600	88,720
Kimball Electronics, Inc.*	933	22,485
Knowles Corp.*	3,152	53,584
Mesa Laboratories, Inc.	186	32,500
MicroVision, Inc.*	5,100	13,617
Mirion Technologies, Inc.*	4,500	38,430
Napco Security Technologies, Inc.*	1,000	37,580
NEXTracker, Inc., Class A*	1,100	39,886
NIDEC Corp.	0	0
OSI Systems, Inc.*	557	57,014
Plexus Corp.*	903	88,106
Sanmina Corp.*	2,026	123,566
Stoneridge, Inc.*	873	16,325
TTM Technologies, Inc.*	3,429	46,257
Turtle Beach Corp.*	500	5,010
Vicor Corp.*	822	38,585
Vishay Intertechnology, Inc.	4,600	104,052
Vishay Precision Group, Inc.*	500	20,880
		1,588,658
Energy-Alternate Sources — 0.7%
Aemetis, Inc.*	900	2,088
Alto Ingredients, Inc.*	2,600	3,900
Array Technologies, Inc.*	5,300	115,964
Cleanspark, Inc.*	3,600	10,008
Energy Vault Holdings, Inc.*	2,500	5,350
Eneti, Inc.	700	6,545
Fluence Energy, Inc.*	1,200	24,300
FuelCell Energy, Inc.*	14,600	41,610
FutureFuel Corp.	800	5,904
Gevo, Inc.*	6,400	9,856
Green Plains, Inc.*	1,867	57,858
Heliogen, Inc.*	3,100	745
Montauk Renewables, Inc.*	2,100	16,527

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Energy-Alternate Sources — (continued)
REX American Resources Corp.*	576	$16,468
Shoals Technologies Group, Inc., Class A*	5,700	129,903
Stem, Inc.*	5,000	28,350
Sunnova Energy International, Inc.*	3,500	54,670
SunPower Corp.*	2,800	38,752
TPI Composites, Inc.*	1,400	18,270
		587,068
Engineering & Construction — 1.7%
908 Devices, Inc.*	800	6,880
Arcosa, Inc.	1,700	107,287
Atlas Technical Consultants, Inc.*	900	10,971
Comfort Systems USA, Inc.	1,227	179,093
Concrete Pumping Holdings, Inc.*	1,100	7,480
Construction Partners, Inc., Class A*	1,400	37,716
Dycom Industries, Inc.*	1,053	98,613
EMCOR Group, Inc.	1,684	273,802
Exponent, Inc.	1,780	177,448
Fluor Corp.*	5,100	157,641
Frontdoor, Inc.*	2,900	80,852
Granite Construction, Inc.	1,633	67,084
Great Lakes Dredge & Dock Corp.*	2,351	12,766
IES Holdings, Inc.*	300	12,927
Latham Group, Inc.*	1,500	4,290
MYR Group, Inc.*	583	73,464
NV5 Global, Inc.*	454	47,202
Primoris Services Corp.	1,790	44,141
Sterling Infrastructure, Inc.*	1,000	37,880
Tutor Perini Corp.*	1,397	8,620
		1,446,157
Entertainment — 1.1%
Accel Entertainment, Inc.*	2,000	18,220
Bally's Corp.*	1,250	24,400
Cinemark Holdings, Inc.*	3,800	56,202
Everi Holdings, Inc.*	3,100	53,165
Golden Entertainment, Inc.*	700	30,457
IMAX Corp.*	1,800	34,524
International Game Technology PLC	3,500	93,800
Liberty Media Corp.-Liberty Braves, Class A*	300	10,374
Liberty Media Corp.-Liberty Braves, Class C*	1,300	43,797
Light & Wonder, Inc.*	3,300	198,165
Lions Gate Entertainment Corp., Class A*	1,900	21,033
Lions Gate Entertainment Corp., Class B*	3,800	39,444
Madison Square Garden Entertainment Corp.*	937	55,348
Monarch Casino & Resort, Inc.	485	35,963
NEOGAMES S.A.*	400	6,080
RCI Hospitality Holdings, Inc.	300	23,451
Red Rock Resorts, Inc., Class A	1,800	80,226
Reservoir Media, Inc.*	700	4,564
	Number of Shares	Value†

Entertainment — (continued)
Rush Street Interactive, Inc.*	1,800	$5,598
SeaWorld Entertainment, Inc.*	1,400	85,834
		920,645
Environmental Control — 0.7%
Casella Waste Systems, Inc., Class A*	1,800	148,788
Centrus Energy Corp., Class A*	400	12,880
Energy Recovery, Inc.*	2,000	46,100
Evoqua Water Technologies Corp.*	4,100	203,852
Harsco Corp.*	2,500	17,075
Heritage-Crystal Clean, Inc.*	600	21,366
Li-Cycle Holdings Corp.*	5,200	29,276
Montrose Environmental Group, Inc.*	1,000	35,670
Pure Cycle Corp.*	800	7,560
PureCycle Technologies, Inc.*	3,500	24,500
		547,067
Food — 1.6%
B&G Foods, Inc.	2,472	38,390
Beyond Meat, Inc.*	2,200	35,706
Calavo Growers, Inc.	551	15,852
Cal-Maine Foods, Inc.	1,346	81,958
HF Foods Group, Inc.*	1,300	5,096
Hostess Brands, Inc.*	4,700	116,936
Ingles Markets, Inc., Class A	504	44,705
J & J Snack Foods Corp.	533	79,001
John B Sanfilippo & Son, Inc.	300	29,076
Krispy Kreme, Inc.	2,700	41,985
Lancaster Colony Corp.	677	137,350
Mission Produce, Inc.*	1,300	14,443
Natural Grocers by Vitamin Cottage, Inc.	400	4,700
Seneca Foods Corp., Class A*	211	11,029
SpartanNash Co.	1,330	32,984
Sprouts Farmers Market, Inc.*	3,800	133,114
SunOpta, Inc.*	3,200	24,640
Tattooed Chef, Inc.*	1,600	2,272
The Chefs' Warehouse, Inc.*	1,150	39,157
The Hain Celestial Group, Inc.*	3,200	54,880
The Simply Good Foods Co.*	3,100	123,287
Tootsie Roll Industries, Inc.	582	26,138
TreeHouse Foods, Inc.*	1,800	90,774
United Natural Foods, Inc.*	2,000	52,700
Utz Brands, Inc.	2,300	37,881
Village Super Market, Inc., Class A	268	6,132
Weis Markets, Inc.	566	47,923
Whole Earth Brands, Inc.*	1,300	3,328
		1,331,437
Food Service — 0.0%
Sovos Brands, Inc.*	1,300	21,684
Forest Products & Paper — 0.1%
Glatfelter Corp.	1,359	4,335
Sylvamo Corp.	1,200	55,512
		59,847

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Gas — 1.1%
Brookfield Infrastructure Corp., Class A	3,450	$158,907
Chesapeake Utilities Corp.	631	80,762
New Jersey Resources Corp.	3,364	178,965
Northwest Natural Holding Co.	1,250	59,450
ONE Gas, Inc.	1,900	150,537
Southwest Gas Holdings, Inc.	2,381	148,693
Spire, Inc.	1,856	130,180
		907,494
Hand & Machine Tools — 0.4%
Cadre Holdings, Inc.	700	15,078
Enerpac Tool Group Corp.	2,106	53,703
Franklin Electric Co., Inc.	1,670	157,147
Kennametal, Inc.	2,900	79,982
Luxfer Holdings PLC	1,000	16,900
		322,810
Healthcare Products — 4.0%
Adaptive Biotechnologies Corp.*	4,200	37,086
Akoya Biosciences, Inc.*	700	5,726
Alphatec Holdings, Inc.*	2,700	42,120
AngioDynamics, Inc.*	1,158	11,974
Artivion, Inc.*	1,399	18,327
AtriCure, Inc.*	1,600	66,320
Atrion Corp.	48	30,140
Avanos Medical, Inc.*	1,700	50,558
Axogen, Inc.*	1,200	11,340
Axonics, Inc.*	1,700	92,752
BioLife Solutions, Inc.*	1,100	23,925
Bionano Genomics, Inc.*	9,200	10,212
Bioventus, Inc., Class A*	1,095	1,172
Butterfly Network, Inc.*	4,700	8,836
Cardiovascular Systems, Inc.*	1,500	29,790
CareDx, Inc.*	1,700	15,538
Castle Biosciences, Inc.*	900	20,448
Cerus Corp.*	6,200	18,414
CONMED Corp.	1,044	108,430
Cue Health, Inc.*	3,500	6,370
Cutera, Inc.*	600	14,172
Embecta Corp.	2,100	59,052
Glaukos Corp.*	1,665	83,417
Haemonetics Corp.*	1,815	150,191
Inari Medical, Inc.*	1,700	104,958
Inogen, Inc.*	900	11,232
Inspire Medical Systems, Inc.*	1,007	235,708
Integer Holdings Corp.*	1,191	92,303
iRadimed Corp.	200	7,870
iRhythm Technologies, Inc.*	1,081	134,076
Lantheus Holdings, Inc.*	2,406	198,639
LeMaitre Vascular, Inc.	700	36,029
LivaNova PLC*	1,900	82,802
MaxCyte, Inc.*	3,100	15,345
Merit Medical Systems, Inc.*	1,975	146,051
MiMedx Group, Inc.*	3,700	12,617
NanoString Technologies, Inc.*	1,500	14,850
Nautilus Biotechnology, Inc.*	1,600	4,432
	Number of Shares	Value†

Healthcare Products — (continued)
Neogen Corp.*	7,638	$141,456
Nevro Corp.*	1,257	45,441
NuVasive, Inc.*	1,806	74,606
OmniAb, Inc.*	2,479	9,123
OmniAb, Inc.(1),*	192	0
OmniAb, Inc.(1),*	192	0
Omnicell, Inc.*	1,611	94,517
OraSure Technologies, Inc.*	2,901	17,551
Orthofix Medical, Inc.*	1,287	21,557
OrthoPediatrics Corp.*	500	22,145
Pacific Biosciences of California, Inc.*	8,700	100,746
Paragon 28, Inc.*	1,700	29,019
Patterson Cos., Inc.	3,000	80,310
PROCEPT BioRobotics Corp.*	900	25,560
Pulmonx Corp.*	1,300	14,534
Quanterix Corp.*	1,400	15,778
Quantum-Si, Inc.*	3,000	5,280
RxSight, Inc.*	800	13,344
Shockwave Medical, Inc.*	1,257	272,555
SI-BONE, Inc.*	1,300	25,571
Silk Road Medical, Inc.*	1,300	50,869
SomaLogic, Inc.*	4,900	12,495
STAAR Surgical Co.*	1,656	105,901
Surmodics, Inc.*	473	10,775
Tactile Systems Technology, Inc.*	600	9,852
Treace Medical Concepts, Inc.*	1,300	32,747
UFP Technologies, Inc.*	200	25,968
Utah Medical Products, Inc.	100	9,477
Varex Imaging Corp.*	1,500	27,285
Vicarious Surgical, Inc.*	1,800	4,086
ViewRay, Inc.*	5,700	19,722
Zimvie, Inc.*	700	5,061
Zynex, Inc.*	660	7,920
		3,344,473
Healthcare Services — 1.3%
23andMe Holding Co., Class A*	8,800	20,064
Accolade, Inc.*	2,200	31,636
Addus HomeCare Corp.*	600	64,056
Agiliti, Inc.*	1,100	17,578
American Well Corp., Class A*	8,000	18,880
ATI Physical Therapy, Inc.*	2,400	610
Aveanna Healthcare Holdings, Inc.*	1,400	1,456
Babylon Holdings Ltd., Class A*	144	733
Bright Health Group, Inc.*	7,700	1,696
Brookdale Senior Living, Inc.*	6,300	18,585
Cano Health, Inc.*	5,300	4,823
CareMax, Inc.*	1,900	5,073
Clover Health Investments Corp.*	12,500	10,564
Community Health Systems, Inc.*	4,100	20,090
DocGo, Inc.*	2,900	25,085
Fulgent Genetics, Inc.*	700	21,854
GeneDx Holdings Corp.*	5,200	1,898
Innovage Holding Corp.*	700	5,586
Inotiv, Inc.*	500	2,165

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Services — (continued)
Invitae Corp.*	8,500	$11,475
LifeStance Health Group, Inc.*	2,600	19,318
Medpace Holdings, Inc.*	900	169,245
ModivCare, Inc.*	400	33,632
Nano-X Imaging Ltd.*	1,400	8,078
National HealthCare Corp.	406	23,576
OPKO Health, Inc.*	14,501	21,172
Oscar Health, Inc., Class A*	3,900	25,506
P3 Health Partners, Inc.*	800	848
Pediatrix Medical Group, Inc.*	2,900	43,239
RadNet, Inc.*	1,900	47,557
Science 37 Holdings, Inc.*	2,000	563
Select Medical Holdings Corp.	3,700	95,645
Surgery Partners, Inc.*	1,700	58,599
The Ensign Group, Inc.	1,880	179,615
The Joint Corp.*	500	8,415
The Oncology Institute, Inc.*	1,700	1,153
The Pennant Group, Inc.*	1,140	16,279
Thorne HealthTech, Inc.*	500	2,310
U.S. Physical Therapy, Inc.	455	44,549
		1,083,206
Home Builders — 1.6%
Beazer Homes USA, Inc.*	924	14,673
Cavco Industries, Inc.*	313	99,453
Century Communities, Inc.	1,000	63,920
Dream Finders Homes, Inc., Class A*	700	9,275
Forestar Group, Inc.*	760	11,826
Green Brick Partners, Inc.*	1,000	35,060
Hovnanian Enterprises, Inc., Class A*	200	13,568
Installed Building Products, Inc.	829	94,531
KB Home	2,600	104,468
Landsea Homes Corp.*	700	4,242
LCI Industries	891	97,894
LGI Homes, Inc.*	700	79,821
M/I Homes, Inc.*	936	59,052
MDC Holdings, Inc.	2,059	80,033
Meritage Homes Corp.	1,290	150,621
Skyline Champion Corp.*	1,900	142,937
Taylor Morrison Home Corp.*	3,800	145,388
Tri Pointe Homes, Inc.*	3,600	91,152
Winnebago Industries, Inc.	1,122	64,739
		1,362,653
Home Furnishings — 0.4%
Aterian, Inc.*	3,000	2,580
Ethan Allen Interiors, Inc.	828	22,737
iRobot Corp.*	1,002	43,727
MillerKnoll, Inc.	2,628	53,743
Purple Innovation, Inc.*	1,700	4,488
Sleep Number Corp.*	772	23,477
Snap One Holdings Corp.*	900	8,415
Sonos, Inc.*	4,600	90,252
The Lovesac Co.*	600	17,340
Traeger, Inc.*	700	2,877
Universal Electronics, Inc.*	400	4,056
	Number of Shares	Value†

Home Furnishings — (continued)
Vizio Holding Corp., Class A*	2,200	$20,196
Xperi, Inc.*	1,501	16,406
		310,294
Household Products & Wares — 0.3%
ACCO Brands Corp.	2,893	15,391
Central Garden & Pet Co.*	300	12,318
Central Garden & Pet Co., Class A*	1,402	54,776
Helen of Troy Ltd.*	817	77,754
Quanex Building Products Corp.	1,225	26,374
WD-40 Co.	496	88,313
		274,926
Housewares — 0.0%
Lifetime Brands, Inc.	400	2,352
Tupperware Brands Corp.*	1,700	4,250
		6,602
Insurance — 2.5%
Ambac Financial Group, Inc.*	1,500	23,220
American Equity Investment Life Holding Co.	2,476	90,349
AMERISAFE, Inc.	708	34,657
Argo Group International Holdings Ltd.	1,132	33,156
BRP Group, Inc., Class A*	2,100	53,466
CNO Financial Group, Inc.	3,993	88,605
Crawford & Co., Class A	700	5,852
Doma Holdings, Inc.*	4,500	1,834
Donegal Group, Inc., Class A	683	10,436
eHealth, Inc.*	720	6,739
Employers Holdings, Inc.	982	40,940
Enstar Group Ltd.*	394	91,325
Essent Group Ltd.	3,700	148,185
Genworth Financial, Inc., Class A*	17,000	85,340
Goosehead Insurance, Inc., Class A*	700	36,540
Greenlight Capital Re Ltd., Class A*	1,128	10,592
HCI Group, Inc.	300	16,080
Hippo Holdings, Inc.*	632	10,257
Horace Mann Educators Corp.	1,380	46,202
Investors Title Co.	39	5,889
Jackson Financial, Inc., Class A	2,600	97,266
James River Group Holdings Ltd.	1,300	26,845
Kinsale Capital Group, Inc.	764	229,315
Lemonade, Inc.*	1,700	24,242
MBIA, Inc.*	1,700	15,742
Mercury General Corp.	900	28,566
National Western Life Group, Inc., Class A	74	17,954
NI Holdings, Inc.*	200	2,600
NMI Holdings, Inc., Class A*	3,000	66,990
Palomar Holdings, Inc.*	900	49,680
ProAssurance Corp.	1,800	33,264
RLI Corp.	1,362	181,023
Root, Inc., Class A*	655	2,954
Safety Insurance Group, Inc.	482	35,919
Selective Insurance Group, Inc.	2,075	197,810

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
Selectquote, Inc.*	4,300	$9,331
SiriusPoint Ltd.*	3,600	29,268
Skyward Specialty Insurance Group, Inc.*	400	8,748
Stewart Information Services Corp.	908	36,638
Tiptree, Inc.	1,000	14,570
Trean Insurance Group, Inc.*	500	3,060
Trupanion, Inc.*	1,329	57,001
United Fire Group, Inc.	680	18,054
Universal Insurance Holdings, Inc.	951	17,327
		2,043,831
Internet — 1.7%
1-800-Flowers.com, Inc., Class A*	937	10,775
1stdibs.com, Inc.*	900	3,573
Allbirds, Inc., Class A*	3,100	3,720
BARK, Inc.*	3,200	4,640
Blade Air Mobility, Inc.*	1,800	6,084
Bumble, Inc., Class A*	3,500	68,425
Cargurus, Inc.*	3,500	65,380
CarParts.com, Inc.*	1,600	8,544
Cars.com, Inc.*	2,200	42,460
Cogent Communications Holdings, Inc.	1,519	96,791
ContextLogic, Inc., Class A*	18,600	8,292
Couchbase, Inc.*	900	12,654
DHI Group, Inc.*	1,400	5,432
Edgio, Inc.*	4,172	3,300
ePlus, Inc.*	942	46,196
Eventbrite, Inc., Class A*	2,800	24,024
EverQuote, Inc., Class A*	700	9,730
Figs, Inc., Class A*	4,200	25,998
Focus Universal, Inc.*	900	2,250
fuboTV, Inc.*	6,800	8,228
Gambling.com Group Ltd.*	300	2,973
Groupon, Inc.*	850	3,578
HealthStream, Inc.*	900	24,390
Hims & Hers Health, Inc.*	4,000	39,680
Innovid Corp.*	2,600	3,666
Lands' End, Inc.*	500	4,860
Liquidity Services, Inc.*	735	9,680
Lulu's Fashion Lounge Holdings, Inc.*	600	1,428
Magnite, Inc.*	4,706	43,578
Marqeta, Inc., Class A*	14,800	67,636
MediaAlpha, Inc., Class A*	1,000	14,980
Nerdy, Inc.*	1,800	7,524
Open Lending Corp., Class A*	3,700	26,048
OptimizeRx Corp.*	600	8,778
Overstock.com, Inc.*	1,400	28,378
Perficient, Inc.*	1,145	82,658
Q2 Holdings, Inc.*	1,900	46,778
QuinStreet, Inc.*	1,715	27,217
Revolve Group, Inc.*	1,400	36,820
Rover Group, Inc.*	3,000	13,590
RumbleON, Inc., Class B*	300	1,818
Shutterstock, Inc.	900	65,340
	Number of Shares	Value†

Internet — (continued)
Solo Brands, Inc., Class A*	500	$3,590
Squarespace, Inc., Class A*	1,100	34,947
Stitch Fix, Inc., Class A*	2,600	13,286
TechTarget, Inc.*	900	32,508
The Arena Group Holdings, Inc.*	400	1,700
The RealReal, Inc.*	2,600	3,276
TrueCar, Inc.*	3,500	8,050
Tucows, Inc., Class A*	300	5,835
Upwork, Inc.*	4,100	46,412
Vacasa, Inc., Class A*	3,800	3,656
Vivid Seats, Inc., Class A*	800	6,104
Yelp, Inc.*	2,400	73,680
Ziff Davis, Inc.*	1,605	125,270
		1,376,208
Investment Companies — 0.1%
Cannae Holdings, Inc.*	2,500	50,450
Compass Diversified Holdings	2,300	43,884
Star Holdings*	446	7,764
		102,098
Iron & Steel — 0.6%
ATI, Inc.*	4,400	173,624
Carpenter Technology Corp.	1,700	76,092
Commercial Metals Co.	4,100	200,490
Haynes International, Inc.	464	23,242
Schnitzer Steel Industries, Inc., Class A	900	27,990
		501,438
Leisure Time — 0.6%
Acushnet Holdings Corp.	1,200	61,128
Bowlero Corp.*	1,300	22,035
Camping World Holdings, Inc., Class A	1,400	29,218
Clarus Corp.	902	8,524
F45 Training Holdings, Inc.*	1,200	1,392
Johnson Outdoors, Inc., Class A	168	10,586
Life Time Group Holdings, Inc.*	1,600	25,536
Lindblad Expeditions Holdings, Inc.*	1,100	10,516
Malibu Boats, Inc., Class A*	700	39,515
Marine Products Corp.	488	6,437
MasterCraft Boat Holdings, Inc.*	700	21,301
OneSpaWorld Holdings Ltd.*	2,500	29,975
Topgolf Callaway Brands Corp.*	5,046	109,094
Virgin Galactic Holdings, Inc.*	8,800	35,640
Vista Outdoor, Inc.*	1,900	52,649
Xponential Fitness, Inc., Class A*	700	21,273
		484,819
Lodging — 0.2%
Bluegreen Vacations Holding Corp.	400	10,952
Century Casinos, Inc.*	1,100	8,063
Full House Resorts, Inc.*	1,200	8,676
Hilton Grand Vacations, Inc.*	3,100	137,733
Sonder Holdings, Inc.*	6,500	4,921
The Marcus Corp.	733	11,728
		182,073

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Machinery — Construction & Mining — 0.4%
Argan, Inc.	436	$17,645
Astec Industries, Inc.	798	32,918
Babcock & Wilcox Enterprises, Inc.*	2,000	12,120
Bloom Energy Corp., Class A*	6,300	125,559
Hyster-Yale Materials Handling, Inc.	344	17,162
NuScale Power Corp.*	1,300	11,817
Terex Corp.	2,400	116,112
The Manitowoc Co., Inc.*	1,325	22,644
Transphorm, Inc.*	700	2,793
		358,770
Machinery — Diversified — 1.7%
Alamo Group, Inc.	362	66,666
Albany International Corp., Class A	1,132	101,155
Applied Industrial Technologies, Inc.	1,382	196,424
Cactus, Inc., Class A	2,100	86,583
Chart Industries, Inc.*	1,494	187,348
CIRCOR International, Inc.*	635	19,761
Columbus McKinnon Corp.	1,085	40,319
CSW Industrials, Inc.	528	73,355
DXP Enterprises, Inc.*	522	14,052
Eastman Kodak Co.*	1,600	6,560
GrafTech International Ltd.	6,600	32,076
Hydrofarm Holdings Group, Inc.*	1,300	2,249
Ichor Holdings Ltd.*	1,000	32,740
Kadant, Inc.	402	83,825
Lindsay Corp.	388	58,638
Mueller Water Products, Inc., Class A	5,492	76,558
Sarcos Technology & Robotics Corp.*	2,500	1,187
Tennant Co.	636	43,585
The Gorman-Rupp Co.	751	18,775
Thermon Group Holdings, Inc.*	1,100	27,412
Watts Water Technologies, Inc., Class A	971	163,439
Zurn Elkay Water Solutions Corp.	4,500	96,120
		1,428,827
Media — 0.5%
AMC Networks, Inc., Class A*	1,000	17,580
Audacy, Inc.*	3,100	418
Cumulus Media, Inc., Class A*	600	2,214
Gannett Co., Inc.*	4,253	7,953
Gray Television, Inc.	3,000	26,160
iHeartMedia, Inc., Class A*	4,300	16,770
Liberty Latin America Ltd., Class A*	1,400	11,634
Liberty Latin America Ltd., Class C*	5,252	43,381
Scholastic Corp.	1,056	36,136
Sinclair Broadcast Group, Inc., Class A	1,400	24,024
TEGNA, Inc.	7,700	130,207
The E.W. Scripps Co., Class A*	2,229	20,975
Thryv Holdings, Inc.*	1,000	23,060
Urban One, Inc.*	600	4,530
WideOpenWest, Inc.*	1,800	19,134
		384,176
Metal Fabricate/Hardware — 1.0%
Helios Technologies, Inc.	1,159	75,799
	Number of Shares	Value†

Metal Fabricate/Hardware — (continued)
Hillman Solutions Corp.*	5,000	$42,100
Janus International Group, Inc.*	2,700	26,622
Mueller Industries, Inc.	1,988	146,078
Northwest Pipe Co.*	300	9,369
Olympic Steel, Inc.	331	17,281
Omega Flex, Inc.	124	13,818
Proto Labs, Inc.*	899	29,802
RBC Bearings, Inc.*	1,007	234,359
Ryerson Holding Corp.	700	25,466
Standex International Corp.	400	48,976
TimkenSteel Corp.*	1,700	31,178
Tredegar Corp.	761	6,948
Worthington Industries, Inc.	1,084	70,081
Xometry, Inc., Class A*	1,200	17,964
		795,841
Mining — 0.8%
5E Advanced Materials, Inc.*	1,100	5,962
Arconic Corp.*	3,600	94,428
Century Aluminum Co.*	1,754	17,540
Coeur Mining, Inc.*	10,028	40,012
Compass Minerals International, Inc.	1,200	41,148
Constellium S.E.*	4,400	67,232
Dakota Gold Corp.*	1,700	6,154
Energy Fuels, Inc.*	5,400	30,132
Ferroglobe PLC(1),*	2,414	0
Hecla Mining Co.	19,491	123,378
Hycroft Mining Holding Corp.*	4,900	2,119
Ivanhoe Electric, Inc.*	1,600	19,440
Kaiser Aluminum Corp.	516	38,509
Novagold Resources, Inc.*	8,400	52,248
Piedmont Lithium, Inc.*	600	36,030
PolyMet Mining Corp.*	1,700	3,655
United States Lime & Minerals, Inc.	90	13,742
Uranium Energy Corp.*	13,100	37,728
Ur-Energy, Inc.*	7,000	7,420
		636,877
Miscellaneous Manufacturing — 1.2%
AMMO, Inc.*	3,600	7,092
Chase Corp.	261	27,335
EnPro Industries, Inc.	717	74,489
ESCO Technologies, Inc.	934	89,150
Fabrinet*	1,300	154,388
Federal Signal Corp.	2,143	116,172
Hillenbrand, Inc.	2,444	116,163
John Bean Technologies Corp.	1,100	120,219
LSB Industries, Inc.*	2,700	27,891
Materion Corp.	757	87,812
Myers Industries, Inc.	1,325	28,395
NL Industries, Inc.	90	545
Park Aerospace Corp.	833	11,204
Sight Sciences, Inc.*	900	7,866
Smith & Wesson Brands, Inc.	1,579	19,438
Sturm Ruger & Co., Inc.	619	35,555

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — (continued)
Trinity Industries, Inc.	2,800	$68,208
		991,922
Office & Business Equipment — 0.1%
Pitney Bowes, Inc.	6,000	23,340
Xerox Holdings Corp.	4,100	63,140
		86,480
Office Furnishings — 0.1%
HNI Corp.	1,443	40,173
Interface, Inc.	1,995	16,199
Kimball International, Inc., Class B	1,244	15,426
Steelcase, Inc., Class A	3,131	26,363
		98,161
Oil & Gas — 3.8%
Amplify Energy Corp.*	1,200	8,244
Berry Corp.	3,000	23,550
Borr Drilling Ltd.*	6,700	50,786
California Resources Corp.	2,600	100,100
Callon Petroleum Co.*	1,700	56,848
Chord Energy Corp.	1,422	191,401
Civitas Resources, Inc.	2,594	177,274
CNX Resources Corp.*	5,800	92,916
Cobalt International Energy, Inc.(1),*	1	0
Comstock Resources, Inc.	3,200	34,528
Crescent Energy, Inc., Class A	1,520	17,191
CVR Energy, Inc.	1,000	32,780
Delek US Holdings, Inc.	2,483	56,985
Denbury, Inc.*	1,800	157,734
Diamond Offshore Drilling, Inc.*	3,800	45,752
Earthstone Energy, Inc., Class A*	1,600	20,816
Empire Petroleum Corp.*	200	2,482
Gulfport Energy Corp.*	400	32,000
Helmerich & Payne, Inc.	3,600	128,700
HighPeak Energy, Inc.	200	4,600
Kosmos Energy Ltd.*	16,100	119,784
Magnolia Oil & Gas Corp., Class A	6,100	133,468
Matador Resources Co.	4,000	190,600
Murphy Oil Corp.	5,200	192,296
Nabors Industries Ltd.*	315	38,402
Noble Corp. PLC*	3,000	118,410
Northern Oil & Gas, Inc.	2,300	69,805
Par Pacific Holdings, Inc.*	1,818	53,086
Patterson-UTI Energy, Inc.	7,500	87,750
PBF Energy, Inc., Class A	4,200	182,112
Permian Resources Corp.	8,300	87,150
Ranger Oil Corp., Class A	700	28,588
Riley Exploration Permian, Inc.	500	19,030
Ring Energy, Inc.*	2,800	5,320
SandRidge Energy, Inc.*	1,000	14,410
SilverBow Resources, Inc.*	400	9,140
Sitio Royalties Corp., Class A	2,414	54,556
SM Energy Co.	4,200	118,272
Talos Energy, Inc.*	2,200	32,648
Tellurian, Inc.*	17,900	22,017
	Number of Shares	Value†

Oil & Gas — (continued)
VAALCO Energy, Inc.	4,100	$18,573
Valaris Ltd.*	2,200	143,132
Vertex Energy, Inc.*	1,800	17,784
Vital Energy, Inc.*	600	27,324
W&T Offshore, Inc.*	3,543	17,998
Weatherford International PLC*	2,500	148,375
		3,184,717
Oil & Gas Services — 1.0%
Archrock, Inc.	4,700	45,919
Aris Water Solutions, Inc., Class A	900	7,011
Bristow Group, Inc.*	766	17,158
ChampionX Corp.	7,100	192,623
DMC Global, Inc.*	600	13,182
Dril-Quip, Inc.*	1,200	34,428
Expro Group Holdings N.V.*	2,816	51,702
Helix Energy Solutions Group, Inc.*	5,301	41,030
Liberty Oilfield Services, Inc.	5,100	65,331
National Energy Services Reunited Corp.*	1,100	5,786
Newpark Resources, Inc.*	2,712	10,441
NexTier Oilfield Solutions, Inc.*	5,891	46,834
NOW, Inc.*	3,800	42,370
Oceaneering International, Inc.*	3,400	59,942
Oil States International, Inc.*	2,000	16,660
ProFrac Holding Corp., Class A*	900	11,403
ProPetro Holding Corp.*	2,900	20,851
RPC, Inc.	2,800	21,532
Schlumberger N.V.	0	0
Select Energy Services, Inc., Class A	2,700	18,792
Solaris Oilfield Infrastructure, Inc., Class A	1,100	9,394
TETRA Technologies, Inc.*	4,400	11,660
Tidewater, Inc.*	1,700	74,936
US Silica Holdings, Inc.*	2,700	32,238
		851,223
Packaging and Containers — 0.3%
Clearwater Paper Corp.*	578	19,317
Greif, Inc., Class A	900	57,033
Greif, Inc., Class B	200	15,304
Karat Packaging, Inc.	300	3,999
O-I Glass, Inc.*	5,400	122,634
Pactiv Evergreen, Inc.	1,700	13,600
Ranpak Holdings Corp.*	1,200	6,264
TriMas Corp.	1,495	41,650
		279,801
Pharmaceuticals — 2.9%
AbCellera Biologics, Inc.*	7,200	54,288
Aclaris Therapeutics, Inc.*	2,100	16,989
AdaptHealth Corp.*	2,500	31,075
Agios Pharmaceuticals, Inc.*	2,000	45,940
Alector, Inc.*	1,900	11,761
Alkermes PLC*	5,800	163,502
Amneal Pharmaceuticals, Inc.*	2,937	4,082

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Amphastar Pharmaceuticals, Inc.*	1,300	$48,750
Amylyx Pharmaceuticals, Inc.*	1,800	52,812
Anika Therapeutics, Inc.*	600	17,232
Arvinas, Inc.*	1,700	46,444
BellRing Brands, Inc.*	4,600	156,400
Bioxcel Therapeutics, Inc.*	600	11,196
Catalyst Pharmaceuticals, Inc.*	3,500	58,030
Chimerix, Inc.*	2,700	3,402
Coherus Biosciences, Inc.*	2,700	18,468
Collegium Pharmaceutical, Inc.*	1,300	31,187
Corcept Therapeutics, Inc.*	3,000	64,980
Eagle Pharmaceuticals, Inc.*	400	11,348
Enanta Pharmaceuticals, Inc.*	700	28,308
Foghorn Therapeutics, Inc.*	800	4,960
Fulcrum Therapeutics, Inc.*	1,500	4,275
Harmony Biosciences Holdings, Inc.*	900	29,385
Herbalife Nutrition Ltd.*	3,400	54,740
Heron Therapeutics, Inc.*	3,800	5,738
Heska Corp.*	340	33,191
Ironwood Pharmaceuticals, Inc.*	4,861	51,138
Jounce Therapeutics, Inc.*	1,800	3,330
KalVista Pharmaceuticals, Inc.*	800	6,288
Kura Oncology, Inc.*	2,300	28,129
Lyell Immunopharma, Inc.*	6,000	14,160
Madrigal Pharmaceuticals, Inc.*	453	109,744
MannKind Corp.*	8,701	35,674
Mirum Pharmaceuticals, Inc.*	800	19,216
Morphic Holding, Inc.*	900	33,876
Nature's Sunshine Products, Inc.*	500	5,105
Ocugen, Inc.*	8,000	6,825
Ocular Therapeutix, Inc.*	2,700	14,229
Option Care Health, Inc.*	5,902	187,507
Outlook Therapeutics, Inc.*	3,600	3,924
Owens & Minor, Inc.*	2,576	37,481
Pacira BioSciences, Inc.*	1,600	65,296
PetIQ, Inc.*	1,000	11,440
Phibro Animal Health Corp., Class A	700	10,724
PMV Pharmaceuticals, Inc.*	1,400	6,678
Prestige Consumer Healthcare, Inc.*	1,772	110,980
Prometheus Biosciences, Inc.*	1,200	128,784
Protagonist Therapeutics, Inc.*	1,500	34,500
Reata Pharmaceuticals, Inc., Class A*	949	86,283
Relmada Therapeutics, Inc.*	900	2,034
Revance Therapeutics, Inc.*	2,900	93,409
Senseonics Holdings, Inc.*	16,900	11,999
Seres Therapeutics, Inc.*	2,300	13,041
SIGA Technologies, Inc.	1,700	9,775
Supernus Pharmaceuticals, Inc.*	1,700	61,591
The Beachbody Co., Inc.*	3,400	1,639
USANA Health Sciences, Inc.*	448	28,179
Vanda Pharmaceuticals, Inc.*	1,941	13,179
Vaxcyte, Inc.*	2,500	93,700
Xeris Biopharma Holdings, Inc.*	4,300	7,009
Y-mAbs Therapeutics, Inc.*	1,200	6,012
		2,361,361
	Number of Shares	Value†

Pipelines — 0.2%
Equitrans Midstream Corp.	14,400	$83,232
Excelerate Energy, Inc., Class A	600	13,284
Golar LNG Ltd.*	3,500	75,600
Kinetik Holdings, Inc.	600	18,780
NextDecade Corp.*	1,000	4,970
		195,866
Private Equity — 0.0%
Chicago Atlantic Real Estate Finance, Inc.	100	1,351
Real Estate — 0.7%
Anywhere Real Estate, Inc.*	3,900	20,592
Compass, Inc., Class A*	10,200	32,946
Cushman & Wakefield PLC*	5,500	57,970
Douglas Elliman, Inc.	2,428	7,551
eXp World Holdings, Inc.	2,400	30,456
FRP Holdings, Inc.*	269	15,570
Kennedy-Wilson Holdings, Inc.	4,081	67,704
Legacy Housing Corp.*	300	6,828
Marcus & Millichap, Inc.	900	28,899
McGrath RentCorp	853	79,593
Newmark Group, Inc., Class A	5,200	36,816
Offerpad Solutions, Inc.*	2,200	1,159
Radius Global Infrastructure, Inc., Class A*	2,900	42,543
RE/MAX Holdings, Inc., Class A	600	11,256
Redfin Corp.*	3,800	34,428
Stratus Properties, Inc.	200	4,000
The RMR Group, Inc., Class A	467	12,254
The St. Joe Co.	1,200	49,932
		540,497
Real Estate Investment Trusts — 0.1%
Bluerock Homes Trust, Inc.*	112	2,220
Claros Mortgage Trust, Inc.	3,300	38,445
Covivio SA	0	0
		40,665
Retail — 4.7%
Abercrombie & Fitch Co., Class A*	1,800	49,950
Academy Sports & Outdoors, Inc.	2,700	176,175
American Eagle Outfitters, Inc.	5,300	71,232
America's Car-Mart, Inc.*	239	18,931
Arko Corp.	3,000	25,470
Asbury Automotive Group, Inc.*	785	164,850
Aspen Aerogels, Inc.*	2,100	15,645
Beacon Roofing Supply, Inc.*	1,781	104,812
Bed Bath & Beyond, Inc.*	3,100	1,325
Big 5 Sporting Goods Corp.	700	5,383
Big Lots, Inc.	1,100	12,056
Biglari Holdings, Inc., Class B*	40	6,768
BJ's Restaurants, Inc.*	820	23,895
Bloomin' Brands, Inc.	3,000	76,950
BlueLinx Holdings, Inc.*	300	20,388
Boot Barn Holdings, Inc.*	1,100	84,304
Brinker International, Inc.*	1,500	57,000

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Build-A-Bear Workshop, Inc.	500	$11,620
Caleres, Inc.	1,254	27,124
Chico's FAS, Inc.*	4,000	22,000
Chuy's Holdings, Inc.*	600	21,510
Citi Trends, Inc.*	303	5,763
Clean Energy Fuels Corp.*	6,000	26,160
Conn's, Inc.*	704	4,266
Cracker Barrel Old Country Store, Inc.	760	86,336
Dave & Buster's Entertainment, Inc.*	1,500	55,185
Denny's Corp.*	1,952	21,784
Designer Brands, Inc., Class A	1,900	16,606
Destination XL Group, Inc.*	2,000	11,020
Dillard's, Inc., Class A	150	46,152
Dine Brands Global, Inc.	571	38,623
Duluth Holdings, Inc., Class B*	200	1,276
El Pollo Loco Holdings, Inc.	600	5,754
EVgo, Inc.*	2,200	17,138
Express, Inc.*	2,100	1,655
First Watch Restaurant Group, Inc.*	500	8,030
FirstCash Holdings, Inc.	1,339	127,700
Foot Locker, Inc.	2,800	111,132
Franchise Group, Inc.	900	24,525
Genesco, Inc.*	495	18,256
GMS, Inc.*	1,500	86,835
Group 1 Automotive, Inc.	498	112,757
GrowGeneration Corp.*	1,800	6,156
Guess?, Inc.	1,100	21,406
Haverty Furniture Cos., Inc.	550	17,551
Hibbett, Inc.	455	26,836
Jack in the Box, Inc.	714	62,539
JOANN, Inc.	500	795
Kura Sushi USA, Inc., Class A*	200	13,168
La-Z-Boy, Inc.	1,462	42,515
LL Flooring Holdings, Inc.*	833	3,165
MarineMax, Inc.*	700	20,125
Movado Group, Inc.	660	18,988
Murphy USA, Inc.	709	182,958
National Vision Holdings, Inc.*	2,700	50,868
Noodles & Co.*	1,200	5,820
Nu Skin Enterprises, Inc., Class A	1,700	66,827
OneWater Marine, Inc., Class A*	400	11,188
Papa John's International, Inc.	1,110	83,172
Patrick Industries, Inc.	775	53,328
PC Connection, Inc.	365	16,410
PetMed Express, Inc.	613	9,955
Portillo's, Inc., Class A*	1,100	23,507
PriceSmart, Inc.	831	59,400
Qurate Retail, Inc., Class A*	11,400	11,261
Rite Aid Corp.*	1,610	3,606
Rush Enterprises, Inc., Class A	1,502	82,009
Rush Enterprises, Inc., Class B	250	14,973
Ruth's Hospitality Group, Inc.	1,195	19,622
Sally Beauty Holdings, Inc.*	3,900	60,762
Shake Shack, Inc., Class A*	1,300	72,137
Shoe Carnival, Inc.	716	18,365
	Number of Shares	Value†

Retail — (continued)
Signet Jewelers Ltd.	1,600	$124,448
Sonic Automotive, Inc., Class A	734	39,886
Sportsman's Warehouse Holdings, Inc.*	1,300	11,024
Sweetgreen, Inc., Class A*	3,000	23,520
Texas Roadhouse, Inc.	2,370	256,102
The Buckle, Inc.	1,049	37,439
The Cato Corp., Class A	704	6,223
The Cheesecake Factory, Inc.	1,716	60,146
The Children's Place, Inc.*	494	19,884
The Container Store Group, Inc.*	1,200	4,116
The ODP Corp.*	1,470	66,121
The ONE Group Hospitality, Inc.*	800	6,480
Tile Shop Holdings, Inc.*	1,200	5,628
Tilly's, Inc., Class A*	800	6,168
TravelCenters of America, Inc.*	400	34,600
Warby Parker, Inc., Class A*	3,000	31,770
Wingstop, Inc.	1,062	194,962
Winmark Corp.	106	33,966
World Fuel Services Corp.	2,200	56,210
Zumiez, Inc.*	503	9,275
		3,931,721
Savings & Loans — 0.8%
Axos Financial, Inc.*	2,000	73,840
Banc of California, Inc.	1,900	23,807
Berkshire Hills Bancorp, Inc.	1,442	36,136
Brookline Bancorp, Inc.	2,887	30,313
Capitol Federal Financial, Inc.	4,400	29,612
Flushing Financial Corp.	1,038	15,456
Greene County Bancorp, Inc.	200	4,536
Home Bancorp, Inc.	300	9,909
HomeTrust Bancshares, Inc.	500	12,295
Northfield Bancorp, Inc.	1,593	18,766
Northwest Bancshares, Inc.	4,155	49,985
OceanFirst Financial Corp.	2,110	38,993
Pacific Premier Bancorp, Inc.	3,246	77,969
Provident Financial Services, Inc.	2,474	47,451
Southern Missouri Bancorp, Inc.	300	11,223
The Hingham Institution For Savings	61	14,240
Washington Federal, Inc.	2,400	72,288
Waterstone Financial, Inc.	800	12,104
WSFS Financial Corp.	2,174	81,764
		660,687
Semiconductors — 2.8%
ACM Research, Inc., Class A*	1,600	18,720
Alpha & Omega Semiconductor Ltd.*	700	18,865
Ambarella, Inc.*	1,300	100,646
Amkor Technology, Inc.	3,611	93,958
Arteris, Inc.*	300	1,269
Atomera, Inc.*	600	3,822
Axcelis Technologies, Inc.*	1,125	149,906
AXT, Inc.*	1,700	6,766
CEVA, Inc.*	871	26,505
Cohu, Inc.*	1,724	66,184
Diodes, Inc.*	1,599	148,323

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
FormFactor, Inc.*	2,629	$83,734
Impinj, Inc.*	700	94,864
Kulicke & Soffa Industries, Inc.	2,000	105,380
MACOM Technology Solutions Holdings, Inc.*	1,822	129,071
MaxLinear, Inc.*	2,643	93,060
Onto Innovation, Inc.*	1,747	153,527
Ouster, Inc.*	12,319	10,307
Photronics, Inc.*	2,092	34,685
Power Integrations, Inc.	2,022	171,142
Rambus, Inc.*	3,823	195,967
Semtech Corp.*	2,209	53,325
Silicon Laboratories, Inc.*	1,115	195,225
SiTime Corp.*	591	84,058
SkyWater Technology, Inc.*	300	3,414
SMART Global Holdings, Inc.*	1,800	31,032
Synaptics, Inc.*	1,393	154,832
Ultra Clean Holdings, Inc.*	1,600	53,056
Veeco Instruments, Inc.*	1,854	39,175
		2,320,818
Software — 5.3%
8X8, Inc.*	3,700	15,429
ACI Worldwide, Inc.*	3,927	105,950
ACV Auctions, Inc., Class A*	4,300	55,513
Adeia, Inc.	3,753	33,252
Agilysys, Inc.*	676	55,777
Alignment Healthcare, Inc.*	3,600	22,896
Alkami Technology, Inc.*	1,400	17,724
Altair Engineering, Inc., Class A*	1,800	129,798
American Software, Inc., Class A	1,093	13,783
Amplitude, Inc., Class A*	1,800	22,392
Apollo Medical Holdings, Inc.*	1,300	47,411
Appfolio, Inc., Class A*	697	86,763
Appian Corp., Class A*	1,375	61,022
Asana, Inc., Class A*	2,600	54,938
AvePoint, Inc.*	4,200	17,304
Avid Technology, Inc.*	1,300	41,574
AvidXchange Holdings, Inc.*	5,400	42,120
Bandwidth, Inc., Class A*	739	11,233
BigCommerce Holdings, Inc.*	2,100	18,774
Blackbaud, Inc.*	1,650	114,345
Blackline, Inc.*	1,939	130,204
Blend Labs, Inc., Class A*	6,000	5,977
Box, Inc., Class A*	5,000	133,950
Brightcove, Inc.*	1,200	5,340
C3.ai, Inc., Class A*	2,100	70,497
Cardlytics, Inc.*	1,100	3,734
Cerence, Inc.*	1,400	39,326
Clear Secure, Inc., Class A	2,200	57,574
CommVault Systems, Inc.*	1,548	87,833
Computer Programs and Systems, Inc.*	447	13,499
Consensus Cloud Solutions, Inc.*	667	22,738
CS Disco, Inc.*	900	5,976
CSG Systems International, Inc.	1,081	58,050
	Number of Shares	Value†

Software — (continued)
Cvent Holding Corp.*	1,500	$12,540
Daily Journal Corp.*	41	11,683
Digi International, Inc.*	1,257	42,336
Digimarc Corp.*	400	7,860
Digital Turbine Inc*	3,200	39,552
DigitalOcean Holdings, Inc.*	2,400	94,008
Domo, Inc., Class B*	1,100	15,609
Donnelley Financial Solutions, Inc.*	900	36,774
Duolingo, Inc.*	800	114,072
E2open Parent Holdings, Inc.*	7,400	43,068
Ebix, Inc.	936	12,346
eGain Corp.*	500	3,795
Enfusion, Inc., Class A*	1,200	12,600
EngageSmart, Inc.*	1,400	26,950
Envestnet, Inc.*	1,913	112,236
Everbridge, Inc.*	1,475	51,138
EverCommerce, Inc.*	1,100	11,638
Evolent Health, Inc., Class A*	2,800	90,860
Faraday Future Intelligent Electric, Inc.*	23,500	8,321
Fastly, Inc., Class A*	4,200	74,592
ForgeRock, Inc., Class A*	1,500	30,900
Health Catalyst, Inc.*	1,800	21,006
HireRight Holdings Corp.*	700	7,427
IBEX Holdings Ltd.*	300	7,320
Inspired Entertainment, Inc.*	700	8,953
Instructure Holdings, Inc.*	700	18,130
Intapp, Inc.*	500	22,420
IonQ, Inc.*	3,900	23,985
Latch, Inc.*	2,300	1,753
LivePerson, Inc.*	2,525	11,135
Matterport, Inc.*	7,200	19,656
MeridianLink, Inc.*	800	13,840
MicroStrategy, Inc., Class A*	338	98,804
Model N, Inc.*	1,300	43,511
Momentive Global, Inc.*	4,400	41,008
N-able, Inc.*	2,400	31,680
NextGen Healthcare, Inc.*	2,004	34,890
Nutex Health, Inc.*	9,600	9,696
Olo, Inc., Class A*	2,900	23,664
ON24, Inc.*	1,600	14,016
Outbrain, Inc.*	1,000	4,130
Outset Medical, Inc.*	1,700	31,280
PagerDuty, Inc.*	3,000	104,940
PDF Solutions, Inc.*	1,000	42,400
Pear Therapeutics, Inc.*	2,300	586
Phreesia, Inc.*	1,800	58,122
Playstudios, Inc.*	2,600	9,594
Porch Group, Inc.*	2,500	3,575
PowerSchool Holdings, Inc., Class A*	1,600	31,712
Privia Health Group, Inc.*	1,700	46,937
Progress Software Corp.	1,526	87,669
PROS Holdings, Inc.*	1,417	38,826
PubMatic, Inc., Class A*	1,400	19,348
Rackspace Technology, Inc.*	1,800	3,384
Red Violet, Inc.*	300	5,280

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Sapiens International Corp. N.V.	1,100	$23,892
Schrodinger, Inc.*	2,000	52,660
Sharecare, Inc.*	10,100	14,342
Simulations Plus, Inc.	600	26,364
Skillsoft Corp.*	2,700	5,400
Skillz, Inc.*	10,000	5,932
SolarWinds Corp.*	1,600	13,760
Sprout Social, Inc., Class A*	1,692	103,009
SPS Commerce, Inc.*	1,292	196,772
Sumo Logic, Inc.*	3,900	46,722
Upland Software, Inc.*	900	3,870
Veradigm, Inc.*	3,700	48,285
Verint Systems, Inc.*	2,195	81,742
Veritone, Inc.*	1,400	8,162
Verra Mobility Corp.*	5,100	86,292
Viant Technology, Inc., Class A*	400	1,740
Vimeo, Inc.*	4,700	18,001
Weave Communications, Inc.*	1,100	5,467
WM Technology, Inc.*	2,300	1,953
Workiva, Inc.*	1,700	174,097
Yext, Inc.*	3,700	35,557
Zeta Global Holdings Corp., Class A*	3,700	40,071
Zuora, Inc., Class A*	4,600	45,448
		4,435,789
Telecommunications — 1.7%
A10 Networks, Inc.	2,300	35,627
ADTRAN Holdings, Inc.	2,705	42,901
Anterix, Inc.*	600	19,824
ATN International, Inc.	398	16,286
Aviat Networks, Inc.*	400	13,784
Calix, Inc.*	1,993	106,805
Cambium Networks Corp.*	400	7,088
Casa Systems, Inc.*	1,200	1,524
Clearfield, Inc.*	500	23,290
CommScope Holding Co., Inc.*	7,200	45,864
Consolidated Communications Holdings, Inc.*	2,571	6,633
Credo Technology Group Holding Ltd.*	3,300	31,086
Cyxtera Technologies, Inc.*	1,400	428
DigitalBridge Group, Inc.	5,575	66,844
DZS, Inc.*	600	4,734
EchoStar Corp., Class A*	1,200	21,948
Extreme Networks, Inc.*	4,547	86,939
Globalstar, Inc.*	24,500	28,420
Gogo, Inc.*	1,600	23,200
Harmonic, Inc.*	3,270	47,709
IDT Corp., Class B*	600	20,448
Infinera Corp.*	6,594	51,169
Inseego Corp.*	2,800	1,631
InterDigital, Inc.	1,094	79,753
Iridium Communications, Inc.	4,400	272,492
KORE Group Holdings, Inc.*	1,100	1,342
Maxar Technologies, Inc.	2,600	132,756
NETGEAR, Inc.*	929	17,196
	Number of Shares	Value†

Telecommunications — (continued)
Ondas Holdings, Inc.*	1,100	$1,188
Ooma, Inc.*	700	8,757
Planet Labs PBC*	6,900	27,117
Preformed Line Products Co.	45	5,762
Ribbon Communications, Inc.*	3,143	10,749
Shenandoah Telecommunications Co.	1,718	32,676
Starry Group Holdings, Inc., Class A*	800	7
Telephone and Data Systems, Inc.	3,800	39,938
Terran Orbital Corp.*	800	1,472
United States Cellular Corp.*	500	10,365
Viavi Solutions, Inc.*	7,700	83,391
		1,429,143
Textiles — 0.1%
UniFirst Corp.	541	95,340
Toys, Games & Hobbies — 0.0%
Funko, Inc., Class A*	1,200	11,316
Vinco Ventures, Inc.*	6,000	1,928
		13,244
Transportation — 1.8%
Air Transport Services Group, Inc.*	1,985	41,348
ArcBest Corp.	895	82,716
Ardmore Shipping Corp.	1,500	22,305
Costamare, Inc.	1,900	17,879
Covenant Logistics Group, Inc.	400	14,168
CryoPort, Inc.*	1,500	36,000
Daseke, Inc.*	1,300	10,049
DHT Holdings, Inc.	4,900	52,969
Dorian LPG Ltd.	1,032	20,578
Eagle Bulk Shipping, Inc.	514	23,387
FLEX LNG Ltd.	1,000	33,580
Forward Air Corp.	896	96,553
Frontline PLC	4,400	72,864
Genco Shipping & Trading Ltd.	1,400	21,924
Golden Ocean Group Ltd.	4,500	42,840
Heartland Express, Inc.	1,567	24,947
Hub Group, Inc., Class A*	1,143	95,943
International Seaways, Inc.	1,731	72,148
Marten Transport Ltd.	2,126	44,540
Matson, Inc.	1,300	77,571
Nordic American Tankers Ltd.	7,067	27,985
PAM Transportation Services, Inc.*	200	5,726
Radiant Logistics, Inc.*	1,000	6,560
Safe Bulkers, Inc.	2,600	9,594
Saia, Inc.*	937	254,939
Scorpio Tankers, Inc.	1,640	92,348
SFL Corp. Ltd.	3,784	35,948
Teekay Corp.*	2,700	16,686
Teekay Tankers Ltd., Class A*	900	38,637
Universal Logistics Holdings, Inc.	300	8,745
Werner Enterprises, Inc.	2,252	102,443
		1,503,920
Trucking and Leasing — 0.2%
GATX Corp.	1,200	132,024

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Trucking and Leasing — (continued)
The Greenbrier Cos., Inc.	1,047	$33,682
		165,706
Water — 0.5%
American States Water Co.	1,297	115,290
Artesian Resources Corp., Class A	313	17,328
California Water Service Group	1,966	114,421
Global Water Resources, Inc.	500	6,215
Middlesex Water Co.	631	49,294
SJW Group	983	74,836
The York Water Co.	497	22,216
		399,600
TOTAL COMMON STOCKS (Cost $78,045,591)		76,008,169

REAL ESTATE INVESTMENT TRUSTS — 6.7%
Apartments — 0.3%
Apartment Investment and Management Co., Class A	5,000	38,450
BRT Apartments Corp.	500	9,860
Centerspace	561	30,647
Independence Realty Trust, Inc.	7,992	128,112
NexPoint Residential Trust, Inc.	800	34,936
		242,005
Building & Real Estate — 0.2%
Invesco Mortgage Capital, Inc.	1,412	15,659
MFA Financial, Inc.	3,575	35,464
New York Mortgage Trust, Inc.	3,475	34,611
Orchid Island Capital, Inc.	1,340	14,378
Two Harbors Investment Corp.	3,400	50,014
		150,126
Diversified — 1.1%
Alexander & Baldwin, Inc.	2,456	46,443
American Assets Trust, Inc.	1,700	31,603
Armada Hoffler Properties, Inc.	2,500	29,525
Broadstone Net Lease, Inc.	6,100	103,761
Clipper Realty, Inc.	600	3,444
Elme Communities	3,006	53,687
Farmland Partners, Inc.	1,900	20,330
Gladstone Commercial Corp.	1,252	15,813
Gladstone Land Corp.	1,300	21,645
Global Net Lease, Inc.	3,533	45,434
InvenTrust Properties Corp.	2,400	56,160
LXP Industrial Trust	9,615	99,131
One Liberty Properties, Inc.	510	11,694
Outfront Media, Inc.	5,200	84,396
Postal Realty Trust, Inc., Class A	500	7,610
PotlatchDeltic Corp.	2,774	137,313
Safehold, Inc.	1,436	42,172
The GEO Group, Inc.*	4,252	33,548
The Necessity Retail REIT, Inc.	4,700	29,516
UMH Properties, Inc.	1,768	26,149
	Number of Shares	Value†

Diversified — (continued)
Uniti Group, Inc.	8,300	$29,465
		928,839
Diversified Financial Services — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,000	85,800
Healthcare — 0.6%
CareTrust REIT, Inc.	3,295	64,516
Community Healthcare Trust, Inc.	800	29,280
Diversified Healthcare Trust	8,600	11,610
Global Medical REIT, Inc.	2,400	21,864
LTC Properties, Inc.	1,417	49,779
National Health Investors, Inc.	1,457	75,152
Physicians Realty Trust	8,000	119,440
Sabra Health Care REIT, Inc.	8,193	94,220
Universal Health Realty Income Trust	420	20,206
		486,067
Hotels & Resorts — 0.9%
Apple Hospitality REIT, Inc.	7,800	121,056
Ashford Hospitality Trust, Inc.*	1,490	4,783
Braemar Hotels & Resorts, Inc.	2,800	10,808
Chatham Lodging Trust	1,500	15,735
DiamondRock Hospitality Co.	7,623	61,975
Hersha Hospitality Trust, Class A	1,117	7,506
Pebblebrook Hotel Trust	4,793	67,294
RLJ Lodging Trust	5,580	59,148
Ryman Hospitality Properties, Inc.	1,912	171,564
Service Properties Trust	6,000	59,760
Summit Hotel Properties, Inc.	3,400	23,800
Sunstone Hotel Investors, Inc.	7,347	72,588
Xenia Hotels & Resorts, Inc.	4,000	52,360
		728,377
Industrial — 0.4%
Indus Realty Trust, Inc.	201	13,325
Innovative Industrial Properties, Inc.	977	74,242
STAG lndustrial, Inc.	6,400	216,448
		304,015
Mortgage Banks — 0.8%
AFC Gamma, Inc.	600	7,296
Apollo Commercial Real Estate Finance, Inc.	4,956	46,141
Arbor Realty Trust, Inc.	5,800	66,642
Ares Commercial Real Estate Corp.	2,000	18,180
ARMOUR Residential REIT, Inc.	5,675	29,794
Blackstone Mortgage Trust, Inc., Class A	6,100	108,885
BrightSpire Capital, Inc.	3,500	20,650
Broadmark Realty Capital, Inc.	4,600	21,620
Chimera Investment Corp.	8,300	46,812
Dynex Capital, Inc.	1,869	22,652
Ellington Financial, Inc.	2,200	26,862
Franklin BSP Realty Trust, Inc.	3,112	37,126
Granite Point Mortgage Trust, Inc.	1,700	8,432

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Mortgage Banks — (continued)
KKR Real Estate Finance Trust, Inc.	2,100	$23,919
Ladder Capital Corp.	3,976	37,573
Nexpoint Real Estate Finance, Inc.	300	4,701
PennyMac Mortgage Investment Trust	2,992	36,891
Ready Capital Corp.	2,382	24,225
Redwood Trust, Inc.	4,277	28,827
TPG RE Finance Trust, Inc.	2,800	20,328
		637,556
Office Property — 0.5%
Brandywine Realty Trust	5,500	26,015
City Office REIT, Inc.	1,400	9,660
Corporate Office Properties Trust	3,900	92,469
Easterly Government Properties, Inc.	3,400	46,716
Empire State Realty Trust, Inc., Class A	4,700	30,503
Equity Commonwealth	3,700	76,627
Franklin Street Properties Corp.	3,145	4,937
Office Properties Income Trust	1,669	20,529
Orion Office REIT, Inc.	1,900	12,730
Paramount Group, Inc.	6,800	31,008
Piedmont Office Realty Trust, Inc., Class A	4,200	30,660
Veris Residential, Inc.*	3,100	45,384
		427,238
Real Estate — 0.0%
Angel Oak Mortgage REIT, Inc.	600	4,380
Regional Malls — 0.2%
CBL & Associates Properties, Inc.	900	23,076
Tanger Factory Outlet Centers, Inc.	3,500	68,705
The Macerich Co.	7,500	79,500
		171,281
Single Tenant — 0.6%
Agree Realty Corp.	3,096	212,417
Essential Properties Realty Trust, Inc.	5,000	124,250
Four Corners Property Trust, Inc.	3,000	80,580
Getty Realty Corp.	1,469	52,928
		470,175
Storage & Warehousing — 0.2%
Industrial Logistics Properties Trust	2,258	6,932
Plymouth Industrial REIT, Inc.	1,400	29,414
Terreno Realty Corp.	2,775	179,265
		215,611
Strip Centers — 0.8%
Acadia Realty Trust	3,320	46,314
Alexander's, Inc.	69	13,369
CTO Realty Growth, Inc.	759	13,100
Kite Realty Group Trust	7,749	162,109
NETSTREIT Corp.	2,100	38,388
Phillips Edison & Co., Inc.	4,200	137,004
Retail Opportunity Investments Corp.	4,200	58,632
RPT Realty	3,041	28,920
Saul Centers, Inc.	451	17,589
	Number of Shares	Value†

Strip Centers — (continued)
SITE Centers Corp.	7,000	$85,960
Urban Edge Properties	3,900	58,734
Urstadt Biddle Properties, Inc., Class A	916	16,094
Whitestone REIT	1,900	17,480
		693,693
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,079,086)		5,545,163

RIGHTS — 0.0%
Aduro Biotech CVR*	560	73
Chelsea Therapeutics International Ltd. CVR*	1,600	0
Durata Therapeutics CVR Shares*	500	0
PolyMet Mining Corp.*	1,700	5
Progenic Pharmaceuticals CVR*	2,601	111
Tobira Therapeutic, Inc. CVR*	400	1,812
Trius Therapeutics CVR*	1,200	0
TOTAL RIGHTS (Cost $152)		2,001

WARRANTS — 0.0%
Nabors Industries Ltd. Expiration Date 06/11/26*	87	1,631
Chord Energy Corp. Expiration Date 09/01/24*	204	3,627
Chord Energy Corp. Expiration Date 09/01/25*	102	1,449
TOTAL WARRANTS (Cost $3,666)		6,707

SHORT-TERM INVESTMENTS — 1.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%) (Cost $917,768)	917,768	917,768
TOTAL INVESTMENTS — 99.2% (Cost $86,046,263)		$82,479,808
Other Assets & Liabilities — 0.8%		639,300
TOTAL NET ASSETS — 100.0%		$83,119,108

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs.
CVR— Contingent Valued Rights.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Small Cap Index Fund
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.1%	$79,134
Aerospace & Defense	1.0%	747,442
Agriculture	0.3%	242,919
Airlines	0.3%	207,945
Apparel	0.9%	672,583
Auto Manufacturers	0.2%	181,985
Auto Parts & Equipment	1.6%	1,183,818
Banks	8.4%	6,359,101
Beverages	0.7%	504,094
Biotechnology	6.9%	5,237,562
Building Materials	1.6%	1,190,650
Chemicals	2.4%	1,837,559
Coal	0.6%	441,650
Commercial Services	5.8%	4,393,769
Computers	2.2%	1,684,001
Cosmetics & Personal Care	0.4%	341,736
Distribution & Wholesale	0.6%	438,013
Diversified Financial Services	2.8%	2,129,667
Electric	1.8%	1,402,881
Electrical Components & Equipment	1.0%	733,669
Electronics	2.1%	1,588,658
Energy-Alternate Sources	0.8%	587,068
Engineering & Construction	1.9%	1,446,157
Entertainment	1.2%	920,645
Environmental Control	0.7%	547,067
Food	1.7%	1,331,437
Food Service	0.0%	21,684
Forest Products & Paper	0.1%	59,847
Gas	1.2%	907,494
Hand & Machine Tools	0.4%	322,810
Healthcare Products	4.4%	3,344,473
Healthcare Services	1.4%	1,083,206
Home Builders	1.8%	1,362,653
Home Furnishings	0.4%	310,294
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Household Products & Wares	0.4%	$274,926
Housewares	0.0%	6,602
Insurance	2.7%	2,043,831
Internet	1.8%	1,376,208
Investment Companies	0.1%	102,098
Iron & Steel	0.7%	501,438
Leisure Time	0.6%	484,819
Lodging	0.2%	182,073
Machinery — Construction & Mining	0.5%	358,770
Machinery — Diversified	1.9%	1,428,827
Media	0.5%	384,176
Metal Fabricate/Hardware	1.0%	795,841
Mining	0.8%	636,877
Miscellaneous Manufacturing	1.3%	991,922
Office & Business Equipment	0.1%	86,480
Office Furnishings	0.1%	98,161
Oil & Gas	4.2%	3,184,717
Oil & Gas Services	1.1%	851,223
Packaging and Containers	0.4%	279,801
Pharmaceuticals	3.1%	2,361,361
Pipelines	0.3%	195,866
Private Equity	0.0%	1,351
Real Estate	0.7%	540,497
Real Estate Investment Trusts	0.1%	40,665
Retail	5.2%	3,931,721
Savings & Loans	0.9%	660,687
Semiconductors	3.1%	2,320,818
Software	5.8%	4,435,789
Telecommunications	1.9%	1,429,143
Textiles	0.1%	95,340
Toys, Games & Hobbies	0.0%	13,244
Transportation	2.0%	1,503,920
Trucking and Leasing	0.2%	165,706
Water	0.5%	399,600
	100.0%	$76,008,169

Futures contracts held by the Fund at March 31, 2023 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	E-Mini Russell 2000 Index	06/16/23	11	50	$1,814	$997,425	$—	$(16,327)
							$—	$(16,327)